UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04642

                               Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                         Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                         Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VIRTUS VARIABLE INSURANCE TRUST

SEMIANNUAL REPORT

Virtus Capital Growth Series

Virtus Growth & Income Series

Virtus International Series

Virtus Multi-Sector Fixed Income Series

Virtus Premium AlphaSector® Series

Virtus Real Estate Securities Series

Virtus Small-Cap Growth Series

Virtus Small-Cap Value Series

Virtus Strategic Allocation Series

June 30, 2013

The Semiannual Report describes one or more Series available for underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.	Not FDIC Insured No Bank Guarantee May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

MESSAGE TO SHAREHOLDERS

Dear Virtus Variable Product Investors:

The first six months of 2013 was the best first half for equity markets since 1998, despite a late second quarter sell-off triggered by Federal Reserve (the “Fed”) comments that it may begin tapering monthly bond purchases later this year if the U.S. economy continues to strengthen.

For the six-month reporting period ended June 30, 2013, broad equity markets surpassed fixed income markets by a significant margin. The S&P 500® Index, a benchmark for U.S. equities, rose 13.8%, well ahead of international equities which rose 6.1%, as measured by the MSCI All Country World Index (net).

U.S. Treasury yields climbed sharply higher over the six months, particularly following the Fed’s late May “taper talk.” The yield on the 10-year Treasury soared to 2.52% as of June 30, versus 1.78% at December 31, 2012. With rates rising, most bond sectors suffered losses, and the Barclays U.S. Aggregate Bond Index, which tracks the U.S. fixed income market, declined 2.4% for the six-month period.

Despite the Fed-driven distractions of late May and June, there is much for investors to be cautiously optimistic about. While the economic situation in Europe and China remains tenuous, the U.S. economy appears to be on the mend, supported by signs of growth in hiring, consumer spending, and housing. The onus remains on the U.S. government to keep the country on strong fiscal footing and on corporations to produce robust earnings, which will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. Should you have any questions or require support, the Virtus customer service team is ready to assist you at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Variable Insurance Trust

July 2013

Variable insurance products are sold by prospectus. You should carefully consider investment objectives, charges, expenses and risks before you invest. The contract prospectuses and underlying Series prospectuses contain this and other important information about the variable insurance product. You may obtain contract prospectuses from your registered representative. You may obtain Series prospectuses by contacting us at 1-800-367-5877 or Virtus.com. Please read the prospectuses carefully before you invest.

KEY INVESTMENT TERMS

JUNE 30, 2013 (Unaudited)

ADR (American Depositary Receipt)

Represents shares of non-U.S. companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Non-U.S. companies use ADRs in order to make it easier for Americans to buy their shares. An ADR is likely to be traded over the counter.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed rate bond market. The index is calculated on a total return basis.

ETF (Exchange-Traded Fund)

An open-end investment company that is traded like a stock.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI All Country World Index (Net)

The MSCI AC World Index (Net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

PIK (Payment-in-Kind)

A bond which pays interest in the form of additional bonds, or preferred stock that pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Sponsored ADR (American Depositary Receipt)

An ADR that is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited)

For the six-month period of January 1, 2013 to June 30, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Series (each a “Series”) of Virtus Variable Insurance Trust (the “Trust”), you incur ongoing costs including investment advisory fees and other expenses. These expense examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds. These expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Series’ costs in two ways.

Actual Expenses

This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, this section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Capital Growth Series
Actual
Class A	$1,000.00	$1,080.29	1.03%	$5.31

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.62	1.03%	$5.17
Growth & Income Series
Actual
Class A	$1,000.00	$1,094.89	0.98%	$5.09

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.87	0.98%	$4.92
International Series**
Actual
Class A	$1,000.00	$989.80	1.19%	$5.87
Class I	1,000.00	927.83	0.92	1.48

Hypothetical (5% return since inception)
Class I	$1,000.00	$1,006.81	0.92%	$1.54

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.82	1.19%	$5.97
Class I	1,000.00	1,020.18	0.92	4.62
Multi-Sector Fixed Income Series**
Actual
Class A	$1,000.00	$989.07	0.94%	$4.64
Class I	1,000.00	957.40	0.69	1.13

Hypothetical (5% return since inception)
Class I	$1,000.00	$1,007.20	0.69%	$1.16

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.08	0.94%	$4.72
Class I	1,000.00	1,021.33	0.69	3.46
Premium AlphaSector® Series**
Actual
Class A	$1,000.00	$1,120.84	1.70%	$8.94
Class I	1,000.00	997.43	1.45	2.42

Hypothetical (5% return since inception)
Class I	$1,000.00	$1,005.92	1.45%	$2.43

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.26	1.70%	$8.53
Class I	1,000.00	1,017.51	1.45	7.28
Real Estate Series**
Actual
Class A	$1,000.00	$1,048.21	1.16%	$5.89
Class I	1,000.00	929.44	0.91	1.47

Hypothetical (5% return since inception)
Class I	$1,000.00	$1,006.83	0.91%	$1.53

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.97	1.16%	$5.82
Class I	1,000.00	1,020.23	0.91	4.57

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited) (Continued)

For the six-month period of January 1, 2013 to June 30, 2013

Expense Table—continued
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During Period*
Small-Cap Growth Series**
Actual
Class A	$1,000.00	$1,173.22	1.19%	$6.41
Class I	1,000.00	1,055.87	0.94	1.61

Hypothetical (5% return since inception)
Class I	$1,000.00	$1,006.17	0.94%	$1.58

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.82	1.19%	$5.97
Class I	1,000.00	1,018.27	0.94	4.72
Small-Cap Value Series
Actual
Class A	$1,000.00	$1,113.31	1.20%	$6.29

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.77	1.20	6.02
Strategic Allocation Series
Actual
Class A	$1,000.00	$1,049.02	0.98%	$4.98

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.87	0.98	4.92

*	Expenses are equal to the relevant Series’ annualized expense ratio which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period. Exceptions noted below.

**	Inception date of Class I is May 1, 2013. Expenses are equal to the classes’ annualized expense ratio which is net of waived fees, reimbursed expenses, if applicable, multiplied by the average account value over the period multiplied by the number of days (61) expenses were accrued in the most recent fiscal half-year then divided by 365 to reflect the one half-year period.

A Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the Series prospectus and the contract prospectus.

VIRTUS VARIABLE INSURANCE TRUST

Portfolio Holdings Summary Weightings

June 30, 2013 (Unaudited)

For each Series, the following tables present portfolio holdings within certain sectors as a percentage of total investments attributable to each sector.

Capital Growth Series

Information Technology	28%
Consumer Discretionary	19
Consumer Staples	13
Industrials	13
Health Care	10
Financials	6
Energy	5
Other (includes short-term investments)	6

Total	100%

Growth & Income Series

Information Technology	20%
Financials	17
Consumer Discretionary	15
Industrials	15
Energy	13
Health Care	10
Consumer Staples	4
Other (includes short-term investments)	6

Total	100%

International Series

Financials	21%
Consumer Staples	13
Energy	13
Information Technology	11
Materials	11
Industrials	10
Health Care	9
Other (includes short-term investments)	12

Total	100%

Multi-Sector Fixed Income Series

Corporate Bonds and Notes		55%
Financials	23%
Industrials	9
Energy	6
All other sectors	17
Loan Agreements		14
Foreign Government Securities		11
Mortgage-Backed Securities		10
Preferred Stock		4
Asset-Backed Securities		4
Other (includes short-term investments)		2

Total		100%

Premium AlphaSector® Series

Consumer Discretionary	13%
Consumer Staples	13
Financials	13
Utilities	13
Energy	12
Health Care	12
Industrials	12
Other	12

Total	100%

Real Estate Securities Series

Regional Malls	20%
Apartments	20
Office	12
Self Storage	10
Health Care	10
Industrials	9
Shopping Centers	7
Other (includes short-term investments)	12

Total	100%

Small-Cap Growth Series

Information Technology	36%
Health Care	18
Consumer Discretionary	18
Industrials	10
Consumer Staples	8
Financials	5
Other (includes short-term investments)	5

Total	100%

Small-Cap Value Series

Information Technology	28%
Industrials	21
Financials	19
Consumer Discretionary	8
Consumer Staples	8
Energy	8
Health Care	5
Other (includes short-term investments)	3

Total	100%

Strategic Allocation Series

Common Stocks		59%
Information Technology	12%
Financials	11
Industrials	9
total of all other common stock sectors	27
Corporate Bonds		18
Financials	9
Industrials	3
Energy	1
total of all other corporate bond sectors	5
Mortgage-Backed Securities		13
Asset-Backed Securities		2
Municipal Bonds		2
U.S. Government Securities		2
Foreign Government Securities		1
Loan Agreements		1
Other (includes short-term investments)		2

		100%

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%

Consumer Discretionary—19.0%
Bed Bath & Beyond, Inc.(2)	68,150	$4,832
Home Depot, Inc. (The)	49,720	3,852
NIKE, Inc. Class B	75,980	4,838
PetSmart, Inc.	43,120	2,889
priceline.com, Inc.(2)	6,190	5,120
Ross Stores, Inc.	99,990	6,480
Starbucks Corp.	88,140	5,772
Time Warner, Inc.	48,980	2,832

		36,615

Consumer Staples—13.3%
Coca-Cola Co. (The)	141,510	5,676
Colgate-Palmolive Co.	109,210	6,257
Costco Wholesale Corp.	29,630	3,276
Estee Lauder Cos., Inc. (The) Class A	45,490	2,992
Lorillard, Inc.	102,140	4,461
Monster Beverage Corp.(2)	50,390	3,062

		25,724

Energy—4.9%
Core Laboratories N.V.	19,660	2,982
National Oilwell Varco, Inc.	41,720	2,874
Schlumberger Ltd.	50,820	3,642

		9,498

Financials—5.8%
Charles Schwab Corp. (The)	172,820	3,669
Fifth Third Bancorp	108,150	1,952
T. Rowe Price Group, Inc.	75,880	5,551

		11,172

Health Care—10.3%
Cerner Corp.(2)	20,380	1,958
Intuitive Surgical, Inc.(2)	11,080	5,613
Perrigo Co.	30,390	3,677
Waters Corp.(2)	49,180	4,921
Zoetis, Inc.	117,970	3,644

		19,813

Industrials—12.8%
Danaher Corp.	62,380	3,949
Expeditors International of Washington, Inc.	134,200	5,101
Fastenal Co.	84,100	3,856
MSC Industrial Direct Co., Inc. Class A	44,930	3,480
Precision Castparts Corp.	17,710	4,003
Roper Industries, Inc.	35,530	4,413

		24,802

Information Technology—27.9%
Accenture plc Class A(2)	59,650	4,293
Amphenol Corp. Class A	97,180	7,574
ANSYS, Inc.(2)	80,330	5,872
Apple, Inc.	22,480	8,904
Facekey Corp.(2)	192,890	4,796
MICROS Systems, Inc.(2)	87,100	3,758

	SHARES	VALUE
Information Technology—continued
QUALCOMM, Inc.	60,300	$3,683
Teradata Corp.(2)	45,130	2,267
Visa, Inc. Class A	36,010	6,581
Xilinx, Inc.	151,760	6,011

		53,739

Materials—4.9%
Ecolab, Inc.	45,680	3,892
Praxair, Inc.	47,890	5,515

		9,407
TOTAL COMMON STOCKS (Identified Cost $150,887)		190,770
TOTAL LONG TERM INVESTMENTS—98.9%
(Identified Cost $150,887)		190,770

SHORT-TERM INVESTMENTS—1.2%

Money Market Mutual Funds—1.2%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.012%)	2,297,463	2,297
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,297)		2,297
TOTAL INVESTMENTS—100.1%
(Identified Cost $153,184)		193,067	(1)
Other assets and liabilities, net—(0.1)%		(235)

NET ASSETS—100.0%		$192,832

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$190,770	$190,770
Short-Term Investments	2,297	2,297

Total Investments	$193,067	$193,067

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.3%

Consumer Discretionary—14.3%
Abercrombie & Fitch Co. Class A	53,000	$2,398
Amazon.com, Inc.(2)	7,100	1,972
Coach, Inc.	45,000	2,569
Comcast Corp. Class A	63,000	2,638
DR Horton, Inc.	107,000	2,277
Ford Motor Co.	165,000	2,553
Goodyear Tire & Rubber Co. (The)(2)	169,000	2,584
Lear Corp.	44,000	2,660

		19,651

Consumer Staples—4.0%
PepsiCo, Inc.	33,000	2,699
Safeway, Inc.	115,000	2,721

		5,420

Energy—12.9%
Chevron Corp.	21,000	2,485
ConocoPhillips	21,000	1,271
Continental Resources, Inc.(2)	29,000	2,496
Schlumberger Ltd.	36,000	2,580
Tesoro Corp.	43,000	2,250
Valero Energy Corp.	72,000	2,503
Williams Cos., Inc. (The)	70,000	2,273
WPX Energy, Inc.(2)	97,000	1,837

		17,695

Financials—17.3%
Aflac, Inc.	44,000	2,557
BB&T Corp.	94,000	3,185
BlackRock, Inc.	9,200	2,363
Blackstone Group LP (The)	117,000	2,464
Goldman Sachs Group, Inc. (The)	15,000	2,269
JPMorgan Chase & Co.	60,000	3,167
Lincoln National Corp.	72,000	2,626
T. Rowe Price Group, Inc.	34,000	2,487
U.S. Bancorp	70,000	2,531

		23,649

Health Care—10.2%
Abbott Laboratories	78,000	2,721
Biogen Idec, Inc.(2)	12,200	2,625
Gilead Sciences, Inc.(2)	61,000	3,124
UnitedHealth Group, Inc.	42,000	2,750
Zimmer Holdings, Inc.	36,000	2,698

		13,918

Industrials—14.8%
Alaska Air Group, Inc.(2)	47,000	2,444
Caterpillar, Inc.	31,000	2,557
Cummins, Inc.	23,000	2,495
Deere & Co.	31,000	2,519
Dover Corp.	34,000	2,640
Parker Hannifin Corp.	27,000	2,576
Trinity Industries, Inc.	68,000	2,614
Union Pacific Corp.	16,000	2,468

		20,313

	SHARES	VALUE
Information Technology—19.4%
Apple, Inc.	12,900	$5,109
Cisco Systems, Inc.	104,000	2,528
Citrix Systems, Inc.(2)	42,000	2,534
EMC Corp.	102,000	2,409
Google, Inc. Class A(2)	2,900	2,553
MasterCard, Inc. Class A	5,500	3,160
NetApp, Inc.	68,000	2,569
QUALCOMM, Inc.	52,000	3,176
Visa, Inc. Class A	14,000	2,559

		26,597

Materials—3.6%
CF Industries Holdings, Inc.	14,000	2,401
Freeport-McMoRan Copper & Gold, Inc.	89,000	2,457

		4,858

Telecommunication Services—1.8%
Verizon Communications, Inc.	50,000	2,517
TOTAL COMMON STOCKS
(Identified Cost $107,113)		134,618
TOTAL LONG TERM INVESTMENTS—98.3%
(Identified Cost $107,113)		134,618

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.012%)	1,007,306	1,007
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,007)		1,007
TOTAL INVESTMENTS—99.0%
(Identified Cost $108,120)		135,625	(1)
Other assets and liabilities, net—1.0%		1,368

NET ASSETS—100.0%		$136,993

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$134,618	$134,618
Short-Term Investments	1,007	1,007

Total Investments	$135,625	$135,625

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—8.7%

Financials—2.2%
Banco Bradesco S.A. Sponsored ADR 8.66% (Brazil)	542,410	$7,057

Information Technology—4.2%
Samsung Electronics Co., Ltd.4.55% (South Korea)	17,000	13,159

Materials—2.3%
Vale S.A. ADR 5.58% (Brazil)	584,700	7,110
TOTAL PREFERRED STOCK (Identified Cost $21,036)		27,326

COMMON STOCKS—90.1%

Consumer Staples—13.3%
British American Tobacco plc (United Kingdom)	252,400	12,928
Casino Guichard Perrachon S.A. (France)	65,600	6,145
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	70,427	7,267
Japan Tobacco, Inc. (Japan)	108,500	3,834
Nestle S.A. Registered Shares (Switzerland)	178,600	11,714

		41,888

Energy—12.9%
ENI SpA (Italy)	441,300	9,064
John Wood Group plc (United Kingdom)	409,800	5,046
PetroChina Co., Ltd. Class H (China)	3,650,000	3,883
Petroleo Brasileiro S.A. ADR (Brazil)	177,200	2,598
Royal Dutch Shell plc B Shares (United Kingdom)	307,900	10,190
Tenaris S.A. Sponsored ADR (Italy)	240,157	9,671

		40,452

Financials—19.2%
AIA Group Ltd. (Hong Kong)	1,340,000	5,676
City Developments Ltd. (Singapore)	485,000	4,094
Daito Trust Construction Co., Ltd. (Japan)	34,800	3,281
HSBC Holdings plc (United Kingdom)	643,900	6,679
Nordea Bank AB (Sweden)	541,500	6,056
Oversea-Chinese Banking Corp., Ltd. (Singapore)	757,330	5,975
QBE Insurance Group Ltd. (Australia)	416,300	5,745
Standard Chartered plc (United Kingdom)	436,700	9,478
Swire Pacific Ltd. Class B (Hong Kong)	1,405,000	3,315
Zurich Financial Services AG (Switzerland)	38,400	9,960

		60,259

	SHARES	VALUE
Health Care—9.0%
Novartis AG Registered Shares (Switzerland)	192,800	$13,697
Roche Holding AG (Switzerland)	57,900	14,405

		28,102

Industrials—9.8%
Atlas Copco AB Class A (Sweden)	185,900	4,491
Canadian National Railway Co. (Canada)	74,100	7,215
FANUC Ltd. (Japan)	43,100	6,249
Schindler Holding AG (Switzerland)	23,600	3,288
Schneider Electric SA (France)	51,300	3,721
Weir Group plc (The) (United Kingdom)	176,100	5,761

		30,725

Information Technology—6.8%
Canon, Inc. (Japan)	142,550	4,650
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	709,900	13,005
Telefonaktiebolaget LM Ericsson Class B (Sweden)	334,400	3,787

		21,442

Materials—8.4%
BHP Billiton plc (United Kingdom)	291,700	7,462
Linde AG (Germany)	21,500	4,012
Potash Corp. of Saskatchewan, Inc. (Canada)	162,800	6,211
Shin-Etsu Chemical Co., Ltd. (Japan)	131,200	8,704

		26,389

Telecommunication Services—7.6%
MTN Group Ltd. (South Africa)	171,428	3,191
Singapore Telecommunications Ltd. (Singapore)	2,245,000	6,677
TELUS Corp. (Canada)	108,200	3,159
Vodafone Group plc (United Kingdom)	3,782,900	10,808

		23,835

Utilities—3.1%
Centrica plc (United Kingdom)	1,133,000	6,207
GDF Suez (France)	184,500	3,613

		9,820
TOTAL COMMON STOCKS (Identified Cost $195,560)		282,912
TOTAL LONG TERM INVESTMENTS—98.8%
(Identified Cost $216,596)		310,238

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.012%)	2,992,609	$2,993
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,993)		2,993
TOTAL INVESTMENTS—99.8%
(Identified Cost $219,589)		313,231	(1)
Other assets and liabilities, net—0.2%		504

NET ASSETS—100.0%		$313,735

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

Country Weightings†
United Kingdom	24%
Switzerland	17
Japan	9
Italy	6
Brazil	5
Canada	5
Singapore	5
Other	29
Total	100%
† % of total investments as of June 30, 2013

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$282,912	$282,912
Preferred Stock	27,326	27,326
Short-Term Investments	2,993	2,993

Total Investments	$313,231	$313,231

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Series with an end of period value of $184,453 were transferred from Level 2 into Level 1 based on our valuation procedures for non-U.S. securities.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.9%

California—0.5%
Alameda Corridor Transportation Authority Taxable Series 99-C, (NATL Insured) 6.600%, 10/1/29	$875		$944

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	205		176

Virginia—0.3%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	665		499
TOTAL MUNICIPAL BONDS (Identified Cost $1,691)			1,619

FOREIGN GOVERNMENT SECURITIES—10.5%
Argentine Republic 7.000%, 10/3/15	340		297
Provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)	500		328
PIK Interest Capitalization 8.280%, 12/31/33	692		393
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(5)	220		184
RegS 12.750%, 8/23/22(5)	240		247
9.250%, 9/15/27	470		399
9.375%, 1/13/34	750		617
Commonwealth of Australia Series 125 6.250%, 6/15/14	750	AUD	710
Commonwealth of Canada 2.000%, 3/1/14	1,760	CAD	1,683
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	805	NZD	658
Federation of Russia 144A 7.850%, 3/10/18(4)	30,000	RUB	952
Series 6207 8.150%, 2/3/27	17,815	RUB	557
Federative Republic of Brazil 8.500%, 1/5/24	3,295	BRL	1,359
Hellenic Republic
2.000%, 2/24/23(3)	235	EUR	166
2.000%, 2/24/27(3)	350	EUR	208
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	505		445
Kingdom of Norway Treasury Bill, 0.000%, 12/18/13	2,835	NOK	463
Mongolia 144A 5.125%, 12/5/22(4)	340		303
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	464		413
Republic of Colombia
12.000%, 10/22/15	309,000	COP	185
4.375%, 3/21/23	994,000	COP	455

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Costa Rica 144A 4.375%, 4/30/25(4)	$215		$199
Republic of Croatia 144A 6.375%, 3/24/21(4)	565		591
Republic of Iceland 144A 5.875%, 5/11/22(4)	570		604
Republic of Indonesia Series FR63 5.625%, 5/15/23	2,221,000	IDR	200
Republic of Korea Treasury Bond, Series 1312, 3.000%, 12/10/13	326,000	KRW	286
Republic of Peru 144A
7.840%, 8/12/20(4)	530	PEN	219
RegS 6.900%, 8/12/37(5)	870	PEN	321
Republic of Philippines 4.950%, 1/15/21	11,000	PHP	261
Republic of Portugal Treasury Obligtion 4.950%, 10/25/23	250	EUR	292
Republic of Slovak 144A 4.375%, 5/21/22(4)	515		527
Republic of South Africa
Series R206, 7.500%, 1/15/14	6,785	ZAR	694
Series R208, 6.750%, 3/31/21	1,310	ZAR	127
Republic of Turkey 9.000%, 3/5/14	1,765	TRY	924
Republic of Uruguay 4.375%, 12/15/28	8,300	UYU(14)	534
State of Qatar 144A 4.500%, 1/20/22(4)	450		483
United Mexican States
Series M, 6.000%, 6/18/15	12,065	MXN	959
Series M, 6.500%, 6/9/22	12,430	MXN	1,008
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $20,615)			19,251

MORTGAGE-BACKED SECURITIES—10.2%

Non-Agency—10.2%
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	74		79
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.481%, 4/25/34(3)	596		566
04-10, 12A3 2.939%, 1/25/35(3)	600		574
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW12, AM 5.941%, 9/11/38(3)	750		811
05-PW10, AM 5.449%, 12/11/40(3)	725		775
07-PW18, AM 6.084%, 6/11/50(3)	1,475		1,641
Chase Mortgage Finance Corp. 07-A1, 10A1 2.903%, 2/25/37(3)	433		417

	PAR VALUE	VALUE
Non-Agency—continued
Citicorp Mortgage Securities, Inc. 03-11, 2A10 5.500%, 12/25/33	$16	$16
Commercial Mortgage Pass-Through Certificates 07-C2, A3 5.542%, 1/15/49(3)	740	819
Countrywide Home Loan Mortgage Pass-Through-Trust 03-4, 1A15 5.500%, 4/25/33	330	344
Credit Suisse First Boston Mortgage Securities Corp. 03-CPN1, C 4.763%, 3/15/35	32	32
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(4)	695	698
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G 144A 2.790%, 3/6/20(3)(4)	130	130
07-EOP, H 144A 3.300%, 3/6/20(3)(4)	440	443
05-5F, 2A8 5.500%, 6/25/35	74	75
07-GG10, A4 5.982%, 8/10/45(3)	135	150
JPMorgan Chase Commercial Mortgage Securities Corp.
09-IWST, A1, 144A 4.314%, 12/5/27(4)	62	66
06-LDP7, AM 6.056%, 4/15/45(3)	780	857
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(3)	450	450
JPMorgan Chase Mortgage Trust 05-A1, 4A1 4.534%, 2/25/35(3)	36	36
05-A4, 3A1 2.351%, 7/25/35(3)	58	57
Lehman Brothers—UBS Commercial Mortgage Trust
07-C6, A2 5.845%, 7/15/40	71	71
07-C7, A3 5.866%, 9/15/45(3)	576	642
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 6.081%, 7/15/44(3)	400	452
MASTR Alternative Loans Trust 04-6, 10A1 6.000%, 7/25/34	375	388
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	465	500
Merrill Lynch Mortgage Trust 06-C1, AM 5.872%, 5/12/39(3)	110	120
Morgan Stanley Capital I Trust 07-IQ14, AM 5.876%, 4/15/49(3)	360	362

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	$550	$531
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	689	726
04-R3, A1 144A 6.500%, 2/25/35(4)	421	440
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	63	64
Residential Asset Mortgage Products, Inc. 04-SL1, A8 6.500%, 11/25/31	56	58
Residential Funding Mortgage Securities I, Inc. 06-S4, A2 6.000%, 4/25/36	40	37
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(4)	190	190
SBA Tower Trust 144A 4.254%, 4/15/15(4)	115	119
Springleaf Loan Trust 09-1, A6, 144A 5.750%, 9/25/48(3)(4)	150	152
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 03-21, 2A2 5.250%, 8/25/33	157	160
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.789%, 1/25/37(3)	463	450
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	1,275	1,427
Wachovia Bank Commercial Mortgage Trust
06-C25, AM 5.919%, 5/15/43(3)	670	729
07-C30, A5 5.342%, 12/15/43	970	1,076
07-C32, A3 5.937%, 6/15/49(3)	775	867
Washington Mutual Mortgage Pass-Through Certificates 04-CB1, 5A 5.000%, 6/25/19	34	36
Wells Fargo Mortgage Backed Securities Trust 06-17, A1 5.500%, 11/25/21	11	11
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $17,191)		18,644

ASSET-BACKED SECURITIES—3.7%
AABS Ltd. 13-1, A 0.000%, 1/10/38(3)	487	494
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(3)	35	36
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	300	301

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Citicorp Residential Mortgage Securities, Inc. 07-2, A3 5.991%, 6/25/37(3)	$470	$477
Conseco Financial Corp. 94-1, A5 7.650%, 4/15/19	39	41
01-3, A4 6.910%, 5/1/33(3)	755	849
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(3)	588	568
Drug Royalty Corp., Inc. 12-1, A2 144A 4.474%, 1/15/25(4)	260	261
DT Auto Owner Trust 11-2A, C, 144A 3.050%, 2/16/16(4)	25	25
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	295	295
Ford Credit Auto Owner Trust 09-E, D 144A 5.530%, 5/15/16(4)	250	258
GSAA Home Equity Trust 05-12, AF3W 144A 4.999%, 9/25/35(3)	576	569
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	350	370
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 4.959%, 11/25/35(3)	328	323
Residential Funding Mortgage Securities II Home Loan Trust 07-HI1, A3 5.720%, 3/25/37	433	430
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	220	225
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(3)(4)	573	529
Springleaf Loan Trust 10-1A, A1 144A 5.150%, 3/25/58(3)(4)	39	39
SVO VOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(4)	53	54
Terwin Mortgage Trust 04-15AL, A1 144A 5.775%, 7/25/34(3)(4)	286	286
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/17(4)	335	352
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $6,533)		6,782

CORPORATE BONDS—54.3%

Consumer Discretionary—5.0%
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	300	306

	PAR VALUE		VALUE
Consumer Discretionary—continued
Arcelik AS 144A 5.000%, 4/3/23(4)	$200		$180
Automotores Gildemeister SA 144A 6.750%, 1/15/23(4)	150		128
Bon-Ton Department Stores, Inc. (The) 144A 8.000%, 6/15/21(4)	265		271
Boyd Gaming Corp. 144A 9.000%, 7/1/20	260		265
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	410		415
Cencosud SA 144A 4.875%, 1/20/23(4)	270		264
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	90		99
Clear Channel Communications, Inc. 9.000%, 3/1/21	250		239
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	280		291
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17	160	CAD	160
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)	190		193
International Game Technology
7.500%, 6/15/19	160		185
5.500%, 6/15/20	125		129
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	400		384
Jones Group, Inc. (The) Apparel Group Holdings 6.875%, 3/15/19	460		465
KOC Holding AS 144A 3.500%, 4/24/20(4)	305		264
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	300		318
Meritor, Inc. 6.750%, 6/15/21	325		312
MGM Resorts International 6.750%, 10/1/20	425		441
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	200		209
Ono Finance II plc 144A 10.875%, 7/15/19(4)	150		157
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	200		199
Rent-A-Center, Inc. 144A 4.750%, 5/1/21(4)	125		119
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	405		394
ServiceMaster Co. 7.000%, 8/15/20	390		372
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	400		377
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	440		426
Station Casinos LLC 144A 7.500%, 3/1/21(4)	320		325

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(4)	$490	$467
TRW Automotive, Inc. 144A 4.500%, 3/1/21(4)	145	145
Univision Communications, Inc. 144A 8.500%, 5/15/21(4)	355	379
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) PIK Interest Capitalization 10.250%, 2/15/16	205	211

		9,089

Consumer Staples—0.6%
Chiquita Brands International, Inc. (Chiquita Brands LLC) 144A 7.875%, 2/1/21(4)	340	357
Flowers Foods, Inc. 4.375%, 4/1/22	430	420
Ingles Markets, Inc. 144A 5.750%, 6/15/23(4)	295	292

		1,069

Energy—6.1%
Alta Mesa Holdings LP 9.625%, 10/15/18	500	521
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(4)	200	202
CHC Helicopter SA 9.250%, 10/15/20	325	335
Chesapeake Energy Corp. 5.375%, 6/15/21	420	419
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	375	381
EPL Oil & Gas, Inc. 8.250%, 2/15/18	500	517
Frontier Oil Corp. 6.875%, 11/15/18	195	210
Gazprom OAO (Gaz Capital SA) 144A 8.146%, 4/11/18(4)	505	578
144A 6.510%, 3/7/22(4)(11)	520	550
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	300	336
Memorial Production Partners LP (Memorial Production Finance Corp.) 144A 7.625%, 5/1/21(4)	325	322
Petrobras International Finance Co. 5.375%, 1/27/21	355	357
Petroleos de Venezuela SA Series 2014 4.900%, 10/28/14	550	517
RegS 5.250%, 4/12/17(5)	565	463
RegS 8.500%, 11/2/17(5)	2,040	1,874
Petroleos Mexicanos 5.500%, 1/21/21	350	373
5.500%, 6/27/44	200	180

	PAR VALUE		VALUE
Energy—continued
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)	$400		$393
Regency Energy Partners LP (Regency Energy Finance Corp.) 144A 4.500%, 11/1/23(4)	385		349
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(4)	315		306
Targa Resources Partners LP 6.375%, 8/1/22	375		395
Teekay Corp. 8.500%, 1/15/20	225		246
Venoco, Inc. 11.500%, 10/1/17	400		425
8.875%, 2/15/19	225		220
Weatherford International Ltd. 9.625%, 3/1/19	317		401
Williams Cos., Inc. (The) 3.700%, 1/15/23	375		348

			11,218

Financials—23.0%
Air Lease Corp. 4.750%, 3/1/20	405		391
Aircastle Ltd. 7.625%, 4/15/20	420		464
Akbank TAS 144A 7.500%, 2/5/18(4)	530	TRY	252
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(11)	485		517
Allstate Corp. 6.125%, 5/15/37(3)	565		607
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	455		489
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)	425		448
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	425		446
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	600		611
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	500		510
Banco Santander Brasil SA 144A 3.750%, 9/22/15(4)	100		103
144A 8.000%, 3/18/16(4)	600	BRL	247
Banco Santander Chile 144A 3.875%, 9/20/22(4)	505		469
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	450		474
Bancolombia SA 5.125%, 9/11/22	545		519
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	290		296
Bank of India 144A 3.250%, 4/18/18(4)	500		468
144A 3.625%, 9/21/18(4)	495		465
Barclays Bank plc 144A 6.050%, 12/4/17(4)	435		470
144A 5.926%(3)(4)(7)(8)	600		588

	PAR VALUE	VALUE
Financials—continued
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	$490	$478
Burlington Holdings LLC (Burlington Holding Finance, Inc.) PIK Interset Capitalization, 144A 9.000%, 2/15/18(4)	240	247
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	510	493
Chubb Corp. (The) 6.375%, 3/29/67(3)	1,390	1,487
Citigroup, Inc. 4.050%, 7/30/22	360	346
City National Corp. 5.250%, 9/15/20	425	460
CorpGroup Banking SA 144A 6.750%, 3/15/23(4)	425	430
Credit Bank of Moscow 144A 7.700%, 2/1/18(4)(11)	200	204
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)	535	476
ESAL GmbH 144A 6.250%, 2/5/23(4)	410	376
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	475	448
Fidelity National Financial, Inc. 5.500%, 9/1/22	130	138
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	500	498
First Niagara Financial Group, Inc. 6.750%, 3/19/20	610	706
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	400	412
Genworth Financial, Inc. 7.625%, 9/24/21	225	261
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)	950	903
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	320	344
HBOS plc 144A 6.750%, 5/21/18(4)	200	212
Huntington National Bank (The) 6.600%, 6/15/18	250	273
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(7)(8)	610	633
ING (U.S.), Inc. 144A 5.500%, 7/15/22(4)	580	617
144A 5.650%, 5/15/53(3)(4)(8)	395	372
ING Bank NV 144A 5.000%, 6/9/21(4)	400	429
International Lease Finance Corp. 6.250%, 5/15/19	305	315
Intesa San Paolo SpA 3.125%, 1/15/16	410	403
Inversiones CMPC SA 144A 4.375%, 5/15/23(4)	600	574
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)	560	523
Jefferies Group LLC 5.125%, 1/20/23	150	149

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—continued
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	$410		$417
Kazkommertsbank JSC RegS 8.000%, 11/3/15(5)	300		301
Kingsway America, Inc. 7.500%, 2/1/14	125		122
Korea Finance Corp. 4.625%, 11/16/21	400		406
Legg Mason, Inc. 5.500%, 5/21/19	405		417
Level 3 Financing, Inc. 7.000%, 6/1/20	400		401
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(4)	25		31
Lincoln National Corp. 6.050%, 4/20/67(3)(8)	365		358
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	600		639
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	330		350
MMI International Ltd. 144A 8.000%, 3/1/17(4)	375		379
Morgan Stanley 144A 10.090%, 5/3/17(4)	1,250	BRL	555
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600		592
Novatek OAO (Novatek Finance Ltd.) 4.422%, 12/13/22(4)(11)	540		495
NYMAGIC, Inc. 6.500%, 3/15/14	150		148
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(11)	360		355
PKO Finance AB 144A 4.630%, 9/26/22(4)(11)	610		593
Progressive Corp. (The) 6.700%, 6/15/37(3)	750		810
Prudential Financial, Inc. 5.875%, 9/15/42(3)	1,100		1,103
5.200%, 3/15/44(3)(8)	95		90
Resona Bank Ltd. 144A 5.850%(3)(4)(7)(8)	600		640
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	750		813
7.648%(3)(7)(8)	450		416
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 6.299%, 5/15/17(4)	715		759
(RSHB Capital SA) 144A 5.298%, 12/27/17(4)	130		133
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	100		101
Sberbank of Russia (Sberbank CapItal SA) 144A 6.125%, 2/7/22(4)(11)	900		939
(Sberbank CapItal SA) 144A 5.125%, 10/29/22(4)(11)	580		544
Shinhan Bank 144A 4.375%, 7/27/17(4)	450		472

	PAR VALUE	VALUE
Financials—continued
SLM Corp. 4.625%, 9/25/17	$415	$410
5.500%, 1/25/23	305	290
Societe Generale S.A. 144A 5.922%(3)(4)(7)(8)(9)	550	520
Sovereign Bank 8.750%, 5/30/18	200	242
Spansion LLC 7.875%, 11/15/17	300	309
SunTrust Bank, Inc. 5.400%, 4/1/20	250	274
Telecom Italia Capital SA 6.175%, 6/18/14	65	67
7.175%, 6/18/19	200	222
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(4)(11)	395	366
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	505	473
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	610	595
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(4)	260	270
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(11)	700	728
Webster Financial Corp. 5.125%, 4/15/14	230	234
Wells Fargo & Co. 3.450%, 2/13/23	405	387
Willis Group Holdings plc 5.750%, 3/15/21	440	476
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	510	458
Zions Bancorporation 4.500%, 6/13/23	170	167

		41,908

Health Care—1.3%
Alere, Inc. 144A 6.500%, 6/15/20(4)	285	278
HCA, Inc. 6.500%, 2/15/20	610	661
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	145	152
Symbion, Inc. 8.000%, 6/15/16	405	423
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(4)	580	542
U.S. Oncology, Inc. Escrow Receipts 0.000%, 2/16/49(6)(10)	437	0
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 6.750%, 8/15/18(4)	255	262
144A 7.500%, 7/15/21(4)	50	52

		2,370

Industrials—8.5%
AAR Corp. 144A 7.250%, 1/15/22(4)	365	393
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	350	339

	PAR VALUE		VALUE
Industrials—continued
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	$290		$290
Air Canada Pass-Through-Trust 13-1B 144A 5.375%, 5/15/21(4)	228		227
America West Airlines Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	459		510
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	980		926
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)	405		410
Atlas Air Pass-Through-Trust 00-1. A 8.707%, 1/2/19	614		655
Avis Budget Car Rental LLC 144A 5.500%, 4/1/23(4)	480		466
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)	400		366
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	520		519
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	285		276
Carpenter Technology Corp. 5.200%, 7/15/21	425		438
Continental Airlines Pass-Through-Trust 98-1, A 6.648%, 9/15/17	446		471
99-1, A 6.545%, 2/2/19	814		906
00-1, A-1 8.048%, 11/1/20	426		477
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	482		504
DP World Ltd. 144A 6.850%, 7/2/37(4)	200		207
Embraer SA 5.150%, 6/15/22	600		601
Hellenic Railways 5.460%, 1/30/14	490	EUR	603
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	325		349
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	400		413
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	746		794
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(4)	400	BRL	160
Rexel SA 144A 5.250%, 6/15/20(4)	395		396
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	200		212
144A 8.375%, 6/15/19(4)	200		212
Spirit Aerosystems, Inc. 6.750%, 12/15/20	385		402
Steelcase, Inc. 6.375%, 2/15/21	675		729

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
TransDigm, Inc. 144A 7.500%, 7/15/21(4)	$270	$277
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	213	245
07-01A 6.636%, 7/2/22	988	1,058
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	600	639

		15,470

Information Technology—2.2%
Avaya, Inc. 144A 7.000%, 4/1/19(4)	145	132
Ceridian Corp. 144A 11.000%, 3/15/21(4)	15	17
EarthLink, Inc. 144A 7.375%, 6/1/20(4)	270	261
Equinix, Inc. 4.875%, 4/1/20	180	177
Fidelity National Financial, Inc. 6.600%, 5/15/17	600	665
First Data Corp. 11.250%, 3/31/16	524	515
144A 8.250%, 1/15/21(4)	400	410
144A 11.750%, 8/15/21(4)	785	710
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(4)	285	271
Igloo Holdings Corp. PIK Interset Capitalization, 144A 8.250%, 12/15/17(4)	90	92
NCR Corp. 4.625%, 2/15/21(4)	415	398
Tech Data Corp. 3.750%, 9/21/17	50	51
VeriSign, Inc. 144A 4.625%, 5/1/23(4)	290	283

		3,982

Materials—5.2%
Alpek SA de CV 144A 4.500%, 11/20/22(4)	725	698
Calumet Specialty Products Partners LP 9.375%, 5/1/19	213	229
144A 9.625%, 8/1/20(4)	245	268
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	395	428
144A 5.875%, 3/25/19(4)	275	267
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	180	175
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)(11)	270	267
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	200	211
144A 4.750%, 4/15/23(4)	200	183
Hexion Corp. 144A 8.875%, 2/1/18(4)	515	528
6.625%, 4/15/20	130	130
144A 6.625%, 4/15/20(4)	380	381
Ineos Finance plc 144A 8.375%, 2/15/19(4)	385	422

	PAR VALUE		VALUE
Materials—continued
JMC Steel Group 144A 8.250%, 3/15/18(4)	$395		$388
NewMarket Corp. 4.100%, 12/15/22(4)	543		527
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	440		441
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)	400		383
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	565		561
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	550		536
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(11)	500		517
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	305		289
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(4)	400		366
United States Steel Corp. 6.875%, 4/1/21	490		478
Vale Overseas Ltd. 4.375%, 1/11/22	525		498
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	345		379

			9,550

Telecommunication Services—1.5%
America Movil SAB de CV Series 12 6.450%, 12/5/22	2,000	MXN	150
CenturyLink, Inc. Series T 5.800%, 3/15/22	350		347
Cincinnati Bell, Inc. 8.375%, 10/15/20	375		388
Crown Castle Towers LLC 144A 4.523%, 1/15/15(4)	75		79
144A 3.214%, 8/15/15(4)	50		52
144A 5.495%, 1/15/17(4)	85		93
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)	245		248
Koninklijke KPN NV 144A 7.000%, 3/28/73(3)(4)(8)	385		365
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	325		335
Windstream Corp. 7.750%, 10/15/20	650		676

			2,733

Utilities—0.9%
Calpine Corp. 144A 7.500%, 2/15/21(4)	240		257
Centrais Eletricas Brasileiras SA RegS 5.750%, 10/27/21(5)	200		194
Electricite de France SA 144A 5.250%(3)(4)(7)(8)	635		607
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	475		488
NRG Energy, Inc. 144A 6.625%, 3/15/23(4)	55		55

	PAR VALUE	VALUE
Utilities—continued
Texas Competitive Electric Holdings Co., LLC Series A 10.250%, 11/1/15	$396	$40

		1,641
TOTAL CORPORATE BONDS
(Identified Cost $98,397)		99,030

LOAN AGREEMENTS(3)—13.7%

Consumer Discretionary—2.5%
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17	397	403
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	103	106
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-6, 5.443%, 1/28/18	545	483
CBAC Borrower LLC 0.000%, 4/26/20(12)	92	94
Centaur Acquisition LLC First Lien, 5.250%, 2/20/19	78	78
Clear Channel Communications, Inc. Tranche B, 3.845%, 1/29/16	226	206
0.000%, 1/30/19(12)	134	123
EB Sports Corp. 11.500%, 12/31/15	310	308
Granite Broadcasting Corp. 0.000%, 5/23/18(12)	378	381
Landry’s, Inc. Tranche B, 4.750%, 4/24/18	689	692
Leslie’s Poolmart, Inc. 0.000%, 10/16/19(12)	185	186
Ozburn – Hessey Holding Co. LLC 6.750%, 5/23/19	252	251
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	403	412
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	268	269
Tower Automotive Holdings U.S.A. LLC 5.750%, 4/23/20	168	170
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	197	202
TWCC Holding Corp. 0.000%, 12/11/20(12)	184	186

		4,550

Consumer Staples—0.5%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	46	46
Second Lien, 9.500%, 10/10/17	330	337
Hostess Brands Acquisition LLC 0.000%, 4/9/20(12)	266	271

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Rite Aid Corp. 0.000%, 8/21/20(12)	$19	$20
Supervalu, Inc. 5.000%, 3/21/19	233	232

		906

Energy—1.0%
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche 1, 6.250%, 10/23/18	57	57
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) Tranche B-1, First Lien, 6.250%, 10/23/18	236	238
Second Lien, 11.000%, 10/23/19	195	201
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	458	442
NGPL Pipeco LLC 6.750%, 9/15/17	318	316
Samson Investment Co. Second Lien, 6.000%, 9/25/18	319	319
SES International Holdings Ltd. (Saxon) 0.000%, 2/15/19(12)	332	334

		1,907

Financials—1.0%
Alitsource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	224	226
Capital Automotive LP 0.000%, 4/30/20(12)	35	35
iPayment, Inc . 5.750%, 5/8/17	296	293
iStar Financial, Inc. 4.500%, 10/15/17	351	352
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	395	391
Walter Investment Management Corp. 0.000%, 11/28/17(12)	435	437

		1,734

Health Care—1.2%
American Renal Holdings, Inc. 0.000%, 2/20/20(12)	307	307
Ardent Medical Services, Inc. 0.000%, 7/2/18(12)	129	131
0.000%, 1/2/19(12)	142	144
INC Research, LLC 6.000%, 7/12/18	111	111
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	262	258

	PAR VALUE	VALUE
Health Care—continued
MMM Holdings, Inc. 0.000%, 12/12/17(12)	$152	$154
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	111	112
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	299	302
Rural/Metro Operating Co. LLC 0.000%, 6/30/18(12)	195	188
Smile Brands Group, Inc. 0.000%, 12/21/17(12)	366	359
Surgery Center Holdings, Inc. First Lien 6.000%, 4/11/19	106	106

		2,172

Industrials—2.7%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	37	37
American Airlines, Inc. 0.000%, 6/21/19(12)	420	421
AWAS Finance Luxemborg S.A. 3.500%, 7/16/18	466	470
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	265	270
Ceridian Corp. Extended, 5.942%, 5/9/17	504	507
CHG Buyer Corp. 9.000%, 11/19/20	120	122
Commercial Barge Line Co. 0.000%, 9/22/19(12)	294	290
Doncasters Group Ltd. (Doncasters US LLC) Tranche B, 5.500%, 4/9/20	291	292
DynCorp International, Inc. 6.250%, 7/7/16	335	338
Harland Clarke Holdings Corp. (Clarke American Corp.) 0.000%, 6/30/17(12)	487	470
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	400	401
HD Supply, Inc. 4.500%, 10/12/17	510	510
McJunkin Red Man Corp. 6.000%, 11/8/19	294	296
Navistar, Inc. Tranche B, 5.750%, 8/17/17	281	282
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	152	153
Velo Holdings, Inc. (Velo ACU LLC) 15.000%, 2/2/18	27	27

		4,886

Information Technology—3.3%
Alcatel-Lucent U.S.A., Inc. 6.250%, 8/1/16	35	35
7.250%, 1/30/19	365	369
Allflex Holdings III, Inc. 0.000%, 6/7/21(12)	200	201

	PAR VALUE	VALUE
Information Technology—continued
Applied Systems, Inc. Second Lien, 8.250%, 6/8/17	$333	$336
Avaya, Inc. Tranche B-3, 4.773%, 10/26/17	534	470
Blue Coat Systems, Inc. 0.000%, 6/26/20(12)	339	339
CCC Holdings, Inc. 4.000%, 12/20/19	214	213
Deltek, Inc. First Lien, 5.000%, 10/10/18	398	398
0.000%, 10/10/19(12)	62	63
Second Lien, 10.000%, 10/10/19	49	49
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	422	407
Ipreo Holdings LLC Tranche B-3, 6.500%, 8/7/17	83	84
Tranche B-2, 6.500%, 8/7/17	303	307
Kronos, Inc. First Lien, 4.500%, 10/30/19	72	72
Second Lien, 9.750%, 4/30/20	205	212
Novell, Inc. (Attachmate Corp.) First Lien, 7.625%, 11/22/17	500	501
RP Crown Parent LLC First Lien 6.750%, 12/21/18	282	283
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	199	198
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	242	220
Sorenson Communications, Inc. 0.000%, 10/31/14(12)	299	300
Spansion LLC 5.250%, 12/13/18	127	128
SRA International, Inc. 6.500%, 7/20/18	327	326
Vision Solutions, Inc. 0.000%, 7/23/16(12)	381	381
Wall Street Systems Holdings, Inc. First Lien, 5.750%, 10/25/19	199	199

		6,091

Materials—0.9%
Ameriforge Group, Inc. First Lien, 5.000%, 12/19/19	80	79
Second Lien, 8.750%, 12/21/20	70	71
AZ Chem US, Inc. 0.000%, 12/22/17(12)	380	384
Fortescue Metals Group Ltd. 5.250%, 10/18/17	276	275
Houghton International, Inc. Holding Corp. First Lien, 4.000%, 12/20/19	408	406

Refer to Footnote Legend on page 15.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—continued
Second Lien, 9.500%, 12/21/20	$310		$318
Tronox Pigments B.V. 4.500%, 3/19/20	100		101

			1,634

Telecommunication Services—0.4%
Hawaiian Telcom Communications, Inc. 5.000%, 6/6/19	297		298
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	220		221
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) Second Lien 9.000%, 4/30/21	200		201

			720

Utilities—0.2%
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.734%, 10/10/17	465		326
TOTAL LOAN AGREEMENTS
(Identified Cost $24,752)			24,926

	SHARES
PREFERRED STOCK—3.9%

Financials—3.6%
Ally Financial, Inc. 144A 7.000%(4)	439		417
Series A, 8.500%(3)	20,000		517
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	380	(15)	340
Banco do Brasil S.A. 144A 8.500%(3)(4)	200	(15)	215
Bank of America Corp. Series K, 8.000%(3)	625	(15)	696
Citigroup Capital XVII Series E 6.350%	16		401
Citigroup, Inc. Series D 5.350%(3)	410	(15)	386
General Electric Capital Corp. Series B 6.25%(3)	300	(15)	319
Series C 5.250%(3)	400	(15)	382
JPMorgan Chase & Co. Series Q 5.150%(3)	585	(15)	560
Series 1 7.90%(3)	525	(15)	593
PNC Financial Services Group, Inc. (The) Series R 4.850%(3)	405	(15)	378
Series K 4.4936%(3)	325	(15)	323
Saul Centers, Inc. Series A 8.000%	171		5
U.S. Bancorp Series G 6.00%(2)(3)	14,600		400

	SHARES		VALUE
Financials—continued
Wells Fargo & Co. Series K, 7.98%(3)	440	(15)	$497
Zions Bancorp, Series C, ADR 9.500%	5,000		127

			6,556

Industrials—0.3%
Seaspan Corp. Series C, 9.50%	20,000		539
TOTAL PREFERRED STOCK
(Identified Cost $6,198)			7,095

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828		29
Velo Holdings, Inc.(6)(10)	12,667		0

			29

Financials—0.0%
CIT Group, Inc.(2)	1,257		59
TOTAL COMMON STOCKS
(Identified Cost $52)			88
TOTAL LONG TERM INVESTMENTS—97.2%
(Identified cost $175,840)			177,435	(13)

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.012%)	1,811,121		1,811
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,811)			1,811
TOTAL INVESTMENTS—98.2%
(Identified Cost $177,651)			179,246	(1)
Other assets and liabilities, net—1.8%			3,290

NET ASSETS—100.0%			$182,536

Abbreviations:

ADR	American Depositary Receipt
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $68,054 or 37.1% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Illiquid security.
(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the Series purchased this security.
(10)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(11)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(12)	This loan will settle after June 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(13)	A portion of the Series’ assets have been segregated for delayed delivery settlements.
(14)	Principal is adjusted according to local inflation index.
(15)	Value shown as par value

Foreign Currencies (reported in thousands):

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
United States	61%
Luxembourg	4
Brazil	3
Mexico	3
United Kingdom	3
Canada	2
Venezuela	2
Other	22
Total	100%
† % of total investments as of June 30, 2013

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$6,782	$—	$6,288	$494
Corporate Bonds and Notes	99,030	—	99,030	—	(c)
Foreign Government Securities	19,251	—	19,251	—
Loan Agreements	24,926	—	24,926	—
Mortgage-Backed Securities	18,644	—	18,644	—
Municipal Bonds	1,619	—	1,619	—
Equity Securities:
Preferred Stock	7,095	1,070	6,025	—
Common Stocks	88	59	—	29	(c)
Short-Term Investments	1,811	1,811	—	—

Total Investments	$179,246	$2,940	$175,783	$523

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Asset-Backed Securities		Corporate Bonds and Notes		Loan Agreements	Common Stocks
Beginning Balance December 31, 2012:	$63	$—		$0	(c)	$41	$22
Accrued Discount/(Premium)	— (d)	—	(d)	—	(d)	— (d)	—
Realized Gain (Loss)	1	1		—		(1)	1
Change in Unrealized Appreciation (Depreciation)	8	2		—		(2)	8
Purchases	502	502		—			—
(Sales)(b)	(24)	(11)		—		(11)	(2)
Transfers into Level 3(a)	—	—		—		—	—
Transfers from Level 3(a)	(27)	—		—		(27)	—

Ending Balance June 30, 2013	$523	$494		$0	(c)	$—	$29	(c)

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security priced at $0.
(d)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS PREMIUM ALPHASECTOR® SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—95.9%
Consumer Discretionary Select Sector SPDR Fund	20,240	$1,142
Consumer Staples Select Sector SPDR Fund	28,480	1,130
Energy Select Sector SPDR Fund	14,240	1,116
Financial Select Sector SPDR Fund	58,190	1,134
Health Care Select Sector SPDR Fund	23,710	1,129
Industrial Select Sector SPDR Fund	26,250	1,117
Materials Select Sector SPDR Fund	28,460	1,091
Utilities Select Sector SPDR Fund	30,620	1,152
TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $8,214)		9,011
TOTAL LONG TERM INVESTMENTS—95.9%
(Identified Cost $8,214)		9,011
TOTAL INVESTMENTS—95.9%
(Identified Cost $8,214)		9,011	(1)
Other assets and liabilities, net—4.1%		384

NET ASSETS—100.0%		$9,395

Abbreviation:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices
Equity Securities:
Exchange-traded Funds	$9,011	$9,011

Total Investments	$9,011	$9,011

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%

Real Estate Investment Trusts—99.4%

Diversified—1.9%
Digital Realty Trust, Inc.	17,911	$1,093
Vornado Realty Trust	9,136	757

		1,850

Health Care—10.2%
HCP, Inc.	17,346	788
Health Care REIT, Inc.	70,877	4,751
Ventas, Inc.	65,866	4,575

		10,114

Industrial/Office—21.5%

Industrial—9.5%
DCT Industrial Trust, Inc.	423,159	3,025
Eastgroup Properties, Inc.	9,821	553
Prologis, Inc.	155,371	5,861

		9,439

Office—12.0%
Boston Properties, Inc.	46,014	4,853
Kilroy Realty Corp.	72,918	3,866
SL Green Realty Corp.	37,421	3,300

		12,019

		21,458

Lodging/Resorts—6.9%
Host Hotels & Resorts, Inc.	241,774	4,079
LaSalle Hotel Properties	79,741	1,969
Pebblebrook Hotel Trust	33,388	863

		6,911

Residential—21.8%

Apartments—20.1%
American Campus Communities, Inc.	58,187	2,366
AvalonBay Communities, Inc.	33,308	4,493
Camden Property Trust	44,800	3,097
Equity Residential	101,079	5,869
Essex Property Trust, Inc.	20,121	3,198
UDR, Inc.	40,477	1,032

		20,055

Manufactured Homes—1.7%
Equity Lifestyle Properties, Inc.	21,016	1,652

		21,707

Retail—27.2%

Regional Malls—19.9%
General Growth Properties, Inc.	216,521	4,302
Macerich Co. (The)	65,497	3,993
Simon Property Group, Inc.	71,976	11,367
Taubman Centers, Inc.	2,478	186

		19,848

	SHARES	VALUE
Shopping Centers—7.3%
DDR Corp.	147,654	$2,458
Kimco Realty Corp.	55,884	1,198
Retail Opportunity Investments Corp.	19,900	277
Tanger Factory Outlet Centers	94,600	3,165
Weingarten Realty Investors	6,570	202

		7,300

		27,148

Self Storage—9.9%
Extra Space Storage, Inc.	71,418	2,995
Public Storage	44,567	6,833

		9,828
TOTAL COMMON STOCKS
(Identified Cost $54,132)		99,016
TOTAL LONG TERM INVESTMENTS—99.4%
(Identified Cost $54,132)		99,016

SHORT-TERM INVESTMENTS—0.4%

Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.120%)	405,166	405
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $405)		405
TOTAL INVESTMENTS—99.8%
(Identified Cost $54,537)		99,421	(1)
Other assets and liabilities, net—0.2%		236

NET ASSETS—100.0%		$99,657

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information : For tax information at June 30, 2013, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$99,016	$99,016
Short-term Investments	405	405

Total Investments	$99,421	$99,421

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.5%

Consumer Discretionary—18.1%
Aaron’s, Inc.(2)	63,200	$1,770
Hibbett Sports, Inc.(2)	52,300	2,903
Monro Muffler Brake, Inc.	68,400	3,286
Morningstar, Inc.	30,200	2,343
Pool Corp.	26,400	1,384

		11,686

Consumer Staples—8.3%
Chefs’ Warehouse, Inc. (The)(2)	192,000	3,303
PriceSmart, Inc.	23,200	2,033

		5,336

Financials—5.3%
Cohen & Steers, Inc.	27,900	948
Financial Engines, Inc.	53,700	2,448

		3,396

Health Care—17.6%
Abaxis, Inc.(2)	66,200	3,145
National Research Corp Class A(2)	201,504	3,627
National Research Corp Class B	377	13
Sirona Dental Systems, Inc.(2)	25,300	1,667
Techne Corp.	41,400	2,860

		11,312

Industrials—10.1%
AAON, Inc.	38,600	1,277
Copart, Inc.(2)	51,700	1,592
Heartland Express, Inc.	114,900	1,594
HEICO Corp. Class A	34,724	1,282
Omega Flex, Inc.(2)	53,300	792

		6,537

Information Technology—35.1%
ANSYS, Inc.(2)	27,000	1,974
Blackbaud, Inc.	20,900	681
ClickSoftware Technologies Ltd.(2)	133,000	1,109
FactSet Research Systems, Inc.	22,300	2,273
FLIR Systems, Inc.	86,000	2,319
Forrester Research, Inc.	80,800	2,965
Hittite Microwave Corp.(2)	56,000	3,248
MercadoLibre, Inc.	32,200	3,470
Mesa Laboratories, Inc.	21,635	1,171
NVE Corp.(2)	44,400	2,079
ScanSource, Inc.(2)	41,700	1,333

		22,622
TOTAL COMMON STOCKS
(Identified Cost $46,080)		60,889
TOTAL LONG TERM INVESTMENTS—94.5%
(Identified Cost $46,080)		60,889

	SHARES	VALUE

SHORT-TERM INVESTMENTS—4.7%

Money Market Mutual Funds—4.7%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.012%)	3,032,540	$3,033
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,033)		3,033
TOTAL INVESTMENTS—99.2%
(Identified Cost $49,113)		63,922	(1)
Other assets and liabilities, net—0.8%		545

NET ASSETS—100.0%		$64,467

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$60,889	$60,889
Short-term Investments	3,033	3,033

Total Investments	$63,922	$63,922

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENT

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%

Consumer Discretionary—8.1%
Hillenbrand, Inc.	100,000	$2,371
John Wiley & Sons, Inc. Class A	122,400	4,907
Thor Industries, Inc.	53,000	2,607

		9,885

Consumer Staples—8.2%
National Beverage Corp.(2)	223,700	3,908
Village Super Market, Inc.	700	23
WD-40 Co.	111,300	6,064

		9,995

Energy—7.4%
CARBO Ceramics, Inc.	51,500	3,473
World Fuel Services Corp.	137,500	5,497

		8,970

Financials—19.4%
Eaton Vance Corp.	141,600	5,323
EPR Properties	57,500	2,890
First Cash Financial Services, Inc.(2)	106,020	5,217
RLI Corp.	77,800	5,945
Westamerica Bancorp	91,000	4,158

		23,533

Health Care—4.9%
Owens & Minor, Inc.	177,800	6,015

Industrials—21.2%
CLARCOR, Inc.	86,100	4,495
Corporate Executive Board Co. (The)	92,000	5,816
Graco, Inc.	93,300	5,898
Landstar System, Inc.	106,600	5,490
Lincoln Electric Holdings, Inc.	71,300	4,083

		25,782

Information Technology—28.4%
ADTRAN, Inc.	145,000	3,568
Badger Meter, Inc.	94,083	4,191
Cabot Microelectronics Corp.(2)	112,000	3,697
Cass Information Systems, Inc.	123,495	5,693
Cognex Corp.	62,000	2,804
Computer Services, Inc.	90,500	2,715
Jack Henry & Associates, Inc.	125,500	5,915
Syntel Co.(2)	94,300	5,929

		34,512

Materials—1.8%
Balchem Corp.	49,500	2,215
TOTAL COMMON STOCKS
(Identified Cost $97,376)		120,907
TOTAL LONG TERM INVESTMENTS—99.4%
(Identified Cost $97,376)		120,907

	SHARES	VALUE

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.012%)	826,428	$826
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $826)		826
TOTAL INVESTMENTS—100.1%
(Identified Cost $98,202)		121,733	(1)
Other assets and liabilities, net—(0.1)%		(133)

NET ASSETS—100.0%		$121,600

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$120,907	$120,907
Short-term Investments	826	826

Total Investments	$121,733	$121,733

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.7%
U.S. Treasury Bond 3.125%, 11/15/41	$665	$624
U.S. Treasury Note
0.625%, 11/30/17	215	210
1.000%, 5/31/18	225	221
1.625%, 8/15/22	300	281
1.625%, 11/15/22	380	354
2.000%, 2/15/23	300	289
1.750%, 5/15/23	200	187
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,299)		2,166

MUNICIPAL BONDS—2.1%

California—0.4%
Alameda Corridor Transportation Authority Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29	250	269
Kern County Pension Obligation Taxable (NATL-RE Insured) 7.260%, 8/15/14	235	239

		508

Florida—0.1%
Miami-Dade County Educational Facilities Authority Taxable Series C 5.480%, 4/1/16	105	113

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	116	117

New York—0.4%
New York City Water & Sewer System Taxable Series FF 5.000%, 6/15/45	500	521

Pennsylvania—1.0%
City of Pittsburgh Pension Obligation Taxable Series C (NATL-RE, FGIC Insured) 6.500%, 3/1/17	1,250	1,363

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	215	161
TOTAL MUNICIPAL BONDS
(Identified Cost $2,675)		2,783

FOREIGN GOVERNMENT SECURITIES—1.1%
Bolivarian Republic of Venezuela
9.250%, 9/15/27	45	38
9.375%, 1/13/34	65	53

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Commonwealth of Australia Series 125 6.250%, 6/15/14	$85	AUD	$81
Commonwealth of Canada 2.000%, 3/1/14	275	CAD	263
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	120	NZD	98
Federation of Russia 144A 7.850%, 3/10/18(4)	5,000	RUB	159
Series 6207 8.150%, 2/3/27	2,950	RUB	92
Kingdom of Norway Treasury Bill, 0.000%, 12/18/13	440	NOK	72
Republic of Iceland 144A 5.875%, 5/11/22(4)	135		143
Republic of Korea Treasury Bond, Series 1312, 3.000%, 12/10/13	58,000	KRW	51
Republic of Peru RegS 6.900%, 8/12/37(5)	120	PEN	44
Republic of Slovak 144A 4.375%, 5/21/22(4)	200		205
United Mexican States
Series M, 6.000%, 6/18/15	575	MXN	46
Series M, 6.500%, 6/9/22	890	MXN	72
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,474)			1,417

MORTGAGE-BACKED SECURITIES—13.0%

Agency—4.9%
FNMA
4.000%, 6/1/20	68		71
4.500%, 7/1/20	10		10
3.000%, 2/1/27	253		260
2.500%, 5/1/28	1,031		1,038
6.500%, 10/1/31	8		9
6.000%, 9/1/32	19		21
5.000%, 10/1/35	101		108
6.000%, 9/1/36	17		19
5.500%, 4/1/37	41		44
5.500%, 7/1/37	101		109
6.000%, 10/1/37	52		56
5.000%, 6/1/38	80		86
5.500%, 6/1/38	27		29
5.500%, 6/1/38	21		22
5.500%, 11/1/38	56		61
4.000%, 1/1/39	106		110
5.000%, 1/1/39	40		43
6.000%, 1/1/39	74		80
4.500%, 3/1/39	53		56
5.000%, 3/1/39	48		52
6.000%, 3/1/39	28		31
4.500%, 4/1/39	196		214
4.000%, 5/1/39	226		236
4.500%, 2/1/40	132		143
4.000%, 10/1/40	312		325
3.500%, 2/1/41	646		657
4.500%, 4/1/41	743		788
4.000%, 7/1/41	156		163

	PAR VALUE	VALUE
Agency—continued
3.500%, 1/1/42	$179	$181
3.500%, 4/1/42	477	485
3.000%, 11/1/42	241	236
GNMA
6.500%, 11/15/23	47	53
6.500%, 12/15/23	1	1
6.500%, 2/15/24	52	58
6.500%, 6/15/28	85	94
6.500%, 7/15/31	31	35
6.500%, 11/15/31	32	36
6.500%, 2/15/32	50	58
6.500%, 4/15/32	39	44
2.586%, 4/16/54	268	283

		6,405

Non-Agency—8.1%
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	126	136
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.481%, 4/25/34(3)	172	163
04-10, 12A3 2.939%, 1/25/35(3)	167	159
Bear Stearns Commercial Mortgage Securities 06-PW12, A4 5.902%, 9/11/38(3)	670	739
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.766%, 4/12/38(3)	80	87
07- PW, R17 5.694%, 6/11/50(3)	425	481
07-PW18, AM 6.084%, 6/11/50(3)	550	612
Chase Mortgage Finance Corp. 07-A1, 10A1 2.903%, 2/25/37(3)	124	120
Citigroup—Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.484%, 1/15/46(3)	590	638
Countrywide Home Loan Mortgage Pass-Through-Trust 03-4, 1A15 5.500%, 4/25/33	104	109
Credit Suisse Commercial Mortgage Trust 3.000%, 5/25/43	135	132
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(4)	300	291
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.267%, 6/25/34(3)	103	105
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.982%, 8/10/45(3)	365	407

Refer to Footnote Legend on page 26.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A1 144A 3.300%, 8/5/32(4)	$250	$261
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	300	313
06-LDP7, AM 6.056%, 4/15/45(3)	125	137
06-LDP9, A3 5.336%, 5/15/47	237	261
07-LD12, A4 5.882%, 2/15/51(3)	425	479
Lehman Brothers—UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(3)	130	141
06-C6, A4 5.372%, 9/15/39	325	357
07-C6, A2 5.845%, 7/15/40	237	237
MASTR Alternative Loans Trust 04-6, 10A1 6.000%, 7/25/34	107	111
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	187	194
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	125	134
Morgan Stanley Capital I Trust
06-IQ12, A4 5.332%, 12/15/43	525	578
07-IQ14, A4 5.692%, 4/15/49(3)	240	267
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	155	150
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	149	156
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	111	112
Residential Asset Securitization Trust 13-LT2, A 144A 2.833%, 5/22/28(4)	135	135
SBA Tower Trust 144A 4.254%, 4/15/15(4)	225	233
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	380	382
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 03-21, 2A2 5.250%, 8/25/33	41	41
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.789%, 1/25/37(3)	118	115
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	675	755
Wachovia Bank Commercial Mortgage Trust 07-C30, A5 5.342%, 12/15/43	285	316
07-C31, A4 5.509%, 4/15/47	250	275
07-C33, A5 6.122%, 2/15/51(3)	140	159

	PAR VALUE	VALUE
Non-Agency—continued
Washington Mutual Mortgage Pass-Through Certificates 03-AR6, A1 2.441%, 6/25/33(3)	$139	$140

		10,618
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $15,993)		17,023

ASSET-BACKED SECURITIES—2.3%
AmeriCredit Automobile Receivables Trust 12-4, D 2.680%, 10/9/18	140	139
13-2, D 2.420%, 5/8/19	275	268
Bayview Financial Mortgage-Pass-Through Trust 06-A, 1A2 5.483%, 2/28/41(3)	114	116
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(4)	255	254
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)	120	118
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34	250	251
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	221	236
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	84	84
GSAA Home Equity Trust 05-12, AF3W 144A 4.999%, 9/25/35(3)	156	154
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	161	162
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	221	212
Orange Lake Timeshare Trust 12-AA, B, 144A 4.870%, 3/10/27(4)	103	105
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	96	101
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 4.959%, 11/25/35(3)	72	71
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	100	102
10-B, C 144A 3.020%, 10/17/16(4)	246	248
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	144	142
Terwin Mortgage Trust 04-15AL, A1 144A 5.775%, 7/25/34(3)(4)	72	72
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	200	213
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $3,015)		3,048

	PAR VALUE	VALUE
CORPORATE BONDS—18.2%

Consumer Discretionary—1.1%
Hyatt Hotels Corp. 3.375%, 7/15/23	$115	$107
International Game Technology 7.500%, 6/15/19	150	174
KOC Holding AS 144A 3.500%, 4/24/20(4)	200	173
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	40	40
Rent-A-Center, Inc. 144A 4.750%, 5/1/21(4)	35	33
Seminole Hard Rock Entertainment, Inc. 144A 5.875%, 5/15/21(4)	90	87
Sinclair Television Group, Inc. 5.375%, 4/1/21	110	106
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23	200	185
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(4)	110	105
Time Warner Cable, Inc. 6.750%, 7/1/18	185	212
WMG Acquisition Corp. 144A 6.000%, 1/15/21(4)	90	92
Wyndham Worldwide Corp. 6.000%, 12/1/16	2	2
3.900%, 3/1/23	140	133

		1,449

Consumer Staples—0.7%
Altria Group, Inc. 2.950%, 5/2/23	140	130
Flowers Foods, Inc. 4.375%, 4/1/22	120	117
Reynolds American, Inc. 3.250%, 11/1/22	150	139
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	150	161
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)	275	310

		857

Energy—1.3%
Alta Mesa Holdings LP 9.625%, 10/15/18	75	78
CHC Helicopter SA 9.250%, 10/15/20	100	103
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	181
Frontier Oil Corp. 6.875%, 11/15/18	45	48
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	175	196
Petrobras International Finance Co. 5.375%, 1/27/21	100	100
Petroleos de Venezuela SA RegS 5.250%, 4/12/17(5)	25	21
RegS 8.500%, 11/2/17(5)	95	87
Petroleos Mexicanos 5.500%, 6/27/44	150	135

Refer to Footnote Legend on page 26.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(11)	$74	$73
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)	200	197
Rowan Cos., Inc. 4.875%, 6/1/22	140	144
Targa Resources Partners LP 6.375%, 8/1/22	98	103
Teekay Corp. 8.500%, 1/15/20	75	82
Weatherford International Ltd. 9.625%, 3/1/19	45	57
Williams Cos., Inc. (The) 3.700%, 1/15/23	100	93

		1,698

Financials—8.7%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	150	155
Air Lease Corp. 4.750%, 3/1/20	80	77
Aircastle Ltd. 7.625%, 4/15/20	55	61
American International Group, Inc. 2.375%, 8/24/15	85	86
4.875%, 9/15/16	50	55
Associated Banc Corp. 5.125%, 3/28/16	85	91
Assurant, Inc. 5.625%, 2/15/14	250	257
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	150	158
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	150	153
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)	164	151
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	200	188
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	150	146
Banco Santander SA 144A 4.500%, 4/6/15(4)	100	101
144A 3.750%, 9/22/15(4)	100	103
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	130	137
Bancolombia SA 5.125%, 9/11/22	150	143
Bank of America Corp. 5.650%, 5/1/18	400	444
Barclays Bank plc 144A 5.926%(3)(4)(6)(7)	100	98
Capital One Financial Corp. 6.150%, 9/1/16	125	139
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	135	131
Citigroup, Inc. 4.050%, 7/30/22	135	130
City National Corp. 5.250%, 9/15/20	100	108
Corporate Office Properties LP 144A 3.600%, 5/15/23(4)	150	138
Deutsche Bank Financial LLC 5.375%, 3/2/15	131	139

	PAR VALUE	VALUE
Financials—continued
Fidelity National Financial, Inc. 5.500%, 9/1/22	$40	$42
Fifth Third Bancorp 4.500%, 6/1/18	150	161
First Niagara Financial Group, Inc. 6.750%, 3/19/20	125	145
Ford Motor Credit Co. LLC 5.750%, 2/1/21	75	81
General Electric Capital Corp. 5.625%, 5/1/18	235	269
Genworth Financial, Inc. 7.625%, 9/24/21	65	76
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)	135	128
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	165	185
HCP, Inc. 3.750%, 2/1/19	60	62
5.375%, 2/1/21	60	65
Health Care REIT, Inc. 4.700%, 9/15/17	150	163
Hertz Corp. (The) 144A 4.250%, 4/1/18(4)	35	34
Highwoods Realty LP 3.625%, 1/15/23	135	126
HSBC USA, Inc. 1.625%, 1/16/18	135	132
Huntington Bancshares, Inc. 7.000%, 12/15/20	80	95
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(6)(7)	160	166
ING (U.S.), Inc. 144A 5.500%, 7/15/22(4)	110	117
144A 5.650%, 5/15/53(3)(4)	110	104
International Lease Finance Corp. 6.250%, 5/15/19	96	99
Jefferies Group, Inc. 5.125%, 4/13/18	109	114
JPMorgan Chase & Co. 5.250%, 5/1/15	250	267
6.125%, 6/27/17	270	304
KeyCorp 5.100%, 3/24/21	165	183
Kimco Realty Corp. 6.875%, 10/1/19	150	181
Korea Development Bank 4.375%, 8/10/15	100	105
Korea Finance Corp. 4.625%, 11/16/21	200	203
Legg Mason, Inc. 5.500%, 5/21/19	130	134
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	135	130
Lincoln National Corp. 6.050%, 4/20/67(3)(6)	50	49
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	160
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	100	106
Morgan Stanley 5.550%, 4/27/17	120	130
4.100%, 5/22/23	80	74
National Retail Properties, Inc. 5.500%, 7/15/21	150	162

	PAR VALUE	VALUE
Financials—continued
Nationstar Mortgage LLC (Nationstar Capital Corp.) 6.500%, 7/1/21	$80	$77
Nordea Bank AB 144A 4.250%, 9/21/22(4)	200	197
ORIX Corp. 5.000%, 1/12/16	86	91
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(4)	65	66
PKO Finance AB 144A 4.630%, 9/26/22(4)(9)	200	194
Progressive Corp. (The) 6.700%, 6/15/37(3)	160	173
Prudential Financial, Inc. 5.875%, 9/15/42(3)	140	140
5.200%, 3/15/44(3)(6)	15	14
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	150	163
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	145	146
Sberbank of Russia (Sberbank CapItal SA) 144A 6.125%, 2/7/22(4)(9)	200	209
(Sberbank CapItal SA) 144A 5.125%, 10/29/22(4)(9)	200	188
Senior Housing Properties Trust 4.300%, 1/15/16	125	130
SLM Corp. 4.625%, 9/25/17	140	138
5.500%, 1/25/23	80	76
Societe Generale S.A. 144A 3.500%, 1/15/16(4)	105	109
Spansion LLC 7.875%, 11/15/17	100	103
Suntrust Bank Atlanta GA 2.750%, 5/1/23	200	184
Swedbank AB 144A 1.750%, 3/12/18(4)	200	194
Unum Group 7.125%, 9/30/16	125	145
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	155	144
Webster Financial Corp. 5.125%, 4/15/14	65	66
Wells Fargo & Co. 3.450%, 2/13/23	115	110
Willis Group Holdings plc 5.750%, 3/15/21	125	136
Zions Bancorporation 4.500%, 6/13/23	40	39

		11,173

Health Care—0.6%
Cardinal Health, Inc. 3.200%, 3/15/23	70	65
CareFusion Corp. 144A 3.300%, 3/1/23(4)	135	128
Express Scripts Holding Co. 3.900%, 2/15/22	140	142
HCA, Inc. 6.500%, 2/15/20	125	136
Mylan, Inc. 144A 3.125%, 1/15/23(4)	150	137
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(4)	105	98

Refer to Footnote Legend on page 26.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 6.750%, 8/15/18(4)	$65	$67
144A 7.500%, 7/15/21(4)	15	16
Zoetis, Inc. 144A 3.250%, 2/1/23(4)	70	66

		855

Industrials—2.9%
AAR Corp. 144A 7.250%, 1/15/22(4)	80	86
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	75	73
America West Airlines Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	125	139
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	200	189
Atlas Air Pass-Through-Trust 00-1. A 8.707%, 1/2/19	107	113
Avis Budget Car Rental LLC 144A 5.500%, 4/1/23(4)	105	102
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	135	135
British Airways plc 144A 5.625%, 6/20/20(4)	60	60
Carpenter Technology Corp. 5.200%, 7/15/21	150	154
Continental Airlines Pass-Through-Trust 98-1, A 6.648%, 9/15/17	205	216
99-1, A 6.545%, 2/2/19	192	213
01-A1 6.703%, 6/15/21	172	183
Delta Air Lines Pass-Through-Trust 11-1, A 5.300%, 4/15/19	261	281
Deluxe Corp.
7.000%, 3/15/19	60	64
6.000%, 11/15/20	40	42
Embraer SA 5.150%, 6/15/22	145	145
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	130	140
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	150	155
Norfolk Southern Corp. 2.903%, 2/15/23	140	132
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	239	254
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	200	212
Spirit Aerosystems, Inc. 6.750%, 12/15/20	80	84
Steelcase, Inc. 6.375%, 2/15/21	150	162
UAL Pass-Through-Trust 07-01A 6.636%, 7/2/22	258	276

	PAR VALUE	VALUE
Industrials—continued
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	$150	$160

		3,770

Information Technology—0.4%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	135	130
EarthLink, Inc. 8.875%, 5/15/19	100	98
Fidelity National Financial, Inc. 6.600%, 5/15/17	175	194
QVC, Inc. 5.125%, 7/2/22	135	136
Tech Data Corp. 3.750%, 9/21/17	15	15

		573

Materials—1.4%
Calumet Specialty Products Partners LP 9.375%, 5/1/19	30	32
144A 9.625%, 8/1/20(4)	55	60
CRH America, Inc.
6.000%, 9/30/16	255	287
8.125%, 7/15/18	150	183
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	106
Hexion Corp.
144A 8.875%, 2/1/18(4)	110	113
6.625%, 4/15/20	30	30
144A 6.625%, 4/15/20(4)	80	80
JMC Steel Group 144A 8.250%, 3/15/18(4)	110	108
NewMarket Corp. 4.100%, 12/15/22	142	138
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	140	140
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)	200	192
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(9)	100	103
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	55	52
Vale Overseas Ltd. 4.375%, 1/11/22	130	123
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	100	110

		1,857

Telecommunication Services—0.4%
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	250	268
Frontier Communications Corp. 7.125%, 1/15/23	60	60
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	60	62
Windstream Corp. 7.750%, 10/15/20	80	84

		474

	PAR VALUE	VALUE
Utilities—0.9%
AmeriGas Partners LP (AmeriGas Finance Corp.) 6.250%, 8/20/19	$90	$91
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	100	104
Electricite de France SA 144A 5.250%(3)(4)(6)(7)	170	163
Entergy Mississippi, Inc. 3.100%, 7/1/23	175	166
Kansas City Power & Light Co. 3.150%, 3/15/23	110	104
NRG Energy, Inc. 144A 6.625%, 3/15/23(4)	10	10
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(11)	500	524

		1,162
TOTAL CORPORATE BONDS
(Identified Cost $23,510)		23,868

LOAN AGREEMENTS(3)—1.0%

Consumer Discretionary—0.2%
Landry’s, Inc. Tranche B, 4.750%, 4/24/18	108	109
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) Tranche B, 3.500%, 5/8/20	45	45
SRAM LLC First Lien, 4.000%, 6/7/18	27	27
TI Group Auto Systems LLC 5.500%, 3/27/19	47	47
TWCC Holding Corp. 0.000%, 12/4/20(10)	32	32

		260

Energy—0.1%
NGPL Pipeco LLC 6.750%, 9/15/17	73	73
Samson Investment Co. Second Lien, 6.000%, 9/25/18	58	58

		131

Financials—0.1%
Alitsource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	50	50
Walter Investment Management Corp. 0.000%, 11/28/17(10)	104	104

		154

Health Care—0.0%
ConvaTec, Inc. 5.000%, 12/22/16	13	13

Refer to Footnote Legend on page 26.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—0.2%
American Airlines, Inc. 0.000%, 6/21/19(10)	$105	$105
AWAS Finance Luxemborg S.A. 3.500%, 7/16/18	43	43
Brickman Group Holdings, Inc. Tranche B-3, 4.000%, 9/28/18	53	54
Brock Holdings Ill, Inc. First Lien, 6.375%, 3/16/17	19	19
Delta Air Lines, Inc. Tranche B-1, 4.000%, 10/18/18	33	33

		254

Information Technology—0.2%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	8	8
7.250%, 1/30/19	85	86
CCC Holdings, Inc. 4.000%, 12/20/19	34	34
Mood Media Corp. First Lien, 7.000%, 5/6/18	38	38
Novell, Inc. (Attachmate Corp.) First Lien, 7.625%, 11/22/17	93	93
Riverbed Technology, Inc. 4.000%, 12/18/19	20	20

		279

Materials—0.2%
CPG International I, Inc. 5.750%, 9/21/19	24	24
Fortescue Metals Group Ltd. 5.250%, 10/18/17	64	63
Houghton International, Inc. Holding Corp. First Lien, 4.000%, 12/20/19	80	79
JMC Steel Group, Inc. 4.750%, 4/1/17	20	20
Tronox Pigments B.V. 4.500%, 7/31/20	28	28

		214

Utilities—0.0%
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.734%, 10/10/17	65	45
TOTAL LOAN AGREEMENTS (Identified Cost $1,342)		1,350

	SHARES		VALUE
PREFERRED STOCK—0.4%

Financials—0.4%
Ally Financial, Inc. 144A 7.000%(4)	84		$80
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	110	(12)	98
JPMorgan Chase & Co. Series 1 7.90%(3)	89	(12)	100
Series Q 5.150%(3)	105	(12)	101
PNC Financial Services Group, Inc. (The) Series R 4.850%(3)	95	(15)	89
Wells Fargo & Co. Series K, 7.98%(3)	95	(12)	107
TOTAL PREFERRED STOCK (Identified Cost $511)			575

COMMON STOCKS—59.0%

Consumer Discretionary—8.6%
Abercrombie & Fitch Co. Class A	30,000		1,358
Amazon.com, Inc.(2)	4,100		1,139
Coach, Inc.	26,000		1,484
Comcast Corp. Class A	37,000		1,550
DR Horton, Inc.	62,000		1,319
Ford Motor Co.	94,000		1,454
Goodyear Tire & Rubber Co. (The)(2)	97,000		1,483
Lear Corp.	25,000		1,511

			11,298

Consumer Staples—2.3%
PepsiCo, Inc.	19,000		1,554
Safeway, Inc.	61,000		1,443

			2,997

Energy—7.9%
Chevron Corp.	12,000		1,420
ConocoPhillips	13,000		786
Continental Resources, Inc.(2)	17,000		1,463
Schlumberger Ltd.	21,000		1,505
Tesoro Corp.	25,000		1,308
Valero Energy Corp.	41,000		1,426
Williams Cos., Inc. (The)	41,000		1,331
WPX Energy, Inc.(2)	58,000		1,099

			10,338

Financials—10.6%
Aflac, Inc.	25,000		1,453
BB&T Corp.	57,000		1,931
BlackRock, Inc.	5,300		1,361
Blackstone Group LP (The)	67,000		1,411
Goldman Sachs Group, Inc. (The)	10,000		1,513
JPMorgan Chase & Co.	35,000		1,848
Lincoln National Corp.	41,000		1,495
T. Rowe Price Group, Inc.	20,000		1,463
U.S. Bancorp	40,000		1,446

			13,921

	SHARES	VALUE
Health Care—5.9%
Abbott Laboratories	40,000	$1,395
Biogen Idec, Inc.(2)	7,100	1,528
Gilead Sciences, Inc.(2)	35,000	1,792
UnitedHealth Group, Inc.	22,000	1,441
Zimmer Holdings, Inc.	21,000	1,574

		7,730

Industrials—8.8%
Alaska Air Group, Inc.(2)	27,000	1,404
Caterpillar, Inc.	18,000	1,485
Cummins, Inc.	13,000	1,410
Deere & Co.	18,000	1,462
Dover Corp.	19,000	1,476
Parker Hannifin Corp.	15,000	1,431
Trinity Industries, Inc.	39,000	1,499
Union Pacific Corp.	9,000	1,388

		11,555

Information Technology—11.7%
Apple, Inc.	7,400	2,931
Cisco Systems, Inc.	59,000	1,434
Citrix Systems, Inc.(2)	25,000	1,508
EMC Corp.	59,000	1,394
Google, Inc. Class A(2)	1,700	1,497
MasterCard, Inc. Class A	3,200	1,838
NetApp, Inc.	39,000	1,474
QUALCOMM, Inc.	30,000	1,832
Visa, Inc. Class A	8,000	1,462

		15,370

Materials—2.1%
CF Industries Holdings, Inc.	8,000	1,372
Freeport-McMoRan Copper & Gold, Inc.	51,000	1,408

		2,780

Telecommunication Services—1.1%
Verizon Communications, Inc.	29,000	1,460
TOTAL COMMON STOCKS
(Identified Cost $62,116)		77,449
TOTAL LONG TERM INVESTMENTS—98.8%
(Identified Cost $112,935)		129,679	(8)

SHORT-TERM INVESTMENTS—0.5%

Money Market Mutual Funds—0.5%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.012%)	611,293	611
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $611)		611
TOTAL INVESTMENTS—99.3%
(Identified Cost $113,546)		130,290	(1)
Other assets and liabilities, net—0.7%		870

NET ASSETS—100.0%		$131,160

Refer to Footnote Legend on page 26.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Abbreviations:

FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $13,938 or 10.4% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date
(8)	A portion of the Series assets have been segregated for delayed delivery settlements.
(9)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(10)	This loan will settle after June 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Illiquid Security.
(12)	Value shown as par value

Foreign Currencies:

AUD	Australian Dollar
CAD	Canadian Dollar
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

Country Weightings†
United States	92%
Australia	1
Brazil	1
Luxembourg	1
United Kingdom	1
Other	4
Total	100%
† % of total investments as of June 30, 2013

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2013 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2013	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,048	$—	$3,048	$—
Corporate Bonds and Notes	23,868	—	23,868	—
Foreign Government Securities	1,417	—	1,417	—
Loan Agreements	1,350	—	1,350	—
Mortgage-Backed Securities	17,023	—	17,023	—
Municipal Bonds	2,783	—	2,783	—
U.S. Government Securities	2,166	—	2,166	—
Equity Securities:
Preferred Stock	575	—	575	—
Common Stocks	77,449	77,449	—	—
Short-term Investments	611	611	—	—

Total Investments	$130,290	$78,060	$52,230	$—

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stock
Beginning Balance December 31, 2012:	$—	(c)
Accrued Discount/(Premium)	—
Realized Gain (Loss)	—	(c)
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
(Sales)(b)	—	(c)
Transfers Into Level 3(a)	—
Transfers from Level 3(a)	—

Ending Balance June 30, 2013	$—

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.

None of the securities in this table are internally fair valued.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Capital Growth Series	Growth & Income Series		International Series	Multi-Sector Fixed Income Series
Assets
Investment in securities at value(1)	$193,067	$135,625		$313,231	$179,246
Foreign currency at value(2)	—	—		563	—
Cash	—	—		—	530
Deposits with broker	—	—	(3)	—	—
Receivables
Investment securities sold	—	3,328		—	2,952
Series shares sold	—	—		—	1,729
Dividends and interest	113	184		779	2,303
Tax reclaims	4	—		901	—
Prepaid expenses	3	2		12	4
Prepaid trustee retainer	8	6		14	8
Other assets	148	107		256	149

Total assets	193,343	139,252		315,756	186,921

Liabilities
Payables
Series shares repurchased	149	85		82	79
Investment securities purchased	—	1,912		1,294	3,961
Investment Advisory fee	98	65		196	76
Administration fee	12	9		21	12
Transfer Agent fees and expenses	1	1		2	2
Professional fee	34	30		46	36
Distribution and service fees	40	29		66	38
Trustee deferred compensation plan	148	107		256	149
Other accrued expenses	29	21		58	32

Total liabilities	511	2,259		2,021	4,385

Net Assets	$192,832	$136,993		$313,735	$182,536

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$216,428	$103,276		$243,367	$185,150
Accumulated undistributed net investment income (loss)	29	65		1,153	423
Accumulated undistributed net realized gain (loss)	(63,508)	6,147		(24,371)	(4,617)
Net unrealized appreciation (depreciation)	39,883	27,505		93,586	1,580

Net Assets	$192,832	$136,993		$313,735	$182,536

Class A
Net asset value and offering price per share	$17.05	$15.51		$16.87	$9.46

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	11,311,798	8,830,180		18,590,879	19,287,305

Net assets	$192,832	$136,993		$313,642	$182,440

Class I
Net asset value per share	$—	$—		$16.86	$9.45

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	—	—		5,503	10,131

Net assets	$—	$—		$93	$96

(1) Investments in securities at cost	$153,184	$108,120		$219,589	$177,651
(2) Foreign currency at cost	$—	$—		$558	$—
(3) Amount is less than $500

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Premium AlphaSector® Series		Real Estate Securities Series	Small-Cap Growth Series	Small-Cap Value Series	Strategic Allocation Series
Assets
Investment in securities at value(1)	$9,011		$99,421	$63,922	$121,733	$130,290
Cash	—		—	—	—	—
Deposits with broker	—		—	—	—	—	(2)
Receivables
Investment securities sold	940		990	659	—	2,099
Series shares sold	370		—	—	—	1
Dividends and interest	54		274	21	66	602
Tax reclaims	—		—	—	—	—
Prepaid expenses	1		1	1	2	2
Prepaid trustee retainer	—	(2)	5	3	5	6
Other assets	6		80	48	93	104

Total assets	10,382		100,771	64,654	121,899	133,104

Liabilities
Cash overdraft	11		—	—	—	216
Payables
Series shares repurchased	—		20	48	46	47
Investment securities purchased	942		881	—	—	1,429
Investment Advisory fee	9		60	39	79	60
Administration fee	1		6	4	8	9
Transfer Agent fees and expenses	1		2	1	1	1
Professional fee	14		27	24	28	33
Distribution and service fees	2		21	13	25	28
Trustee deferred compensation plan	6		80	48	93	104
Other accrued expenses	1		17	10	19	17

Total liabilities	987		1,114	187	299	1,944

Net Assets	$9,395		$99,657	$64,467	$121,600	$131,160

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$8,709		$47,360	$52,334	$112,841	$107,419
Accumulated undistributed net investment income (loss)	1		560	(219)	53	102
Accumulated undistributed net realized gain (loss)	(112)		6,853	(2,457)	(14,825)	6,895
Net unrealized appreciation (depreciation) on investments	797		44,884	14,809	23,531	16,744

Net Assets	$9,395		$99,657	$64,467	$121,600	$131,160

Class A
Net asset value and offering price per share	$11.64		$27.82	$18.32	$14.05	$13.97

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	796,460		3,577,806	3,513,144	8,656,003	9,391,812

Net assets	$9,271		$99,551	$64,361	$121,600	$131,160

Class I
Net asset value per share	$11.64		$27.80	$18.33	$—	$—

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	10,688		3,807	5,760	—	—

Net assets	$124		$106	$106	$—	$—

(1) Investments in securities at cost	$8,214		$54,537	$49,113	$98,202	$113,546
(2) Amount is less than $500

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)

(Reported in thousands)

	Capital Growth Series	Growth & Income Series	International Series	Multi-Sector Fixed Income Series
Investment Income
Dividends	$1,282	$1,318	$7,373	$91
Interest	—	—	—	5,893
Foreign taxes withheld	(2)	—	(607)	(1)

Total investment income	1,280	1,318	6,766	5,983

Expenses
Investment Advisory fee	679	493	1,238	487
Administration fee	74	54	129	74
Distribution and service fees	243	176	420	244
Transfer Agent fee and expenses	1	1	1	1
Custodian fees	2	2	34	6
Printing fees and expenses	17	13	27	17
Professional fees	30	27	39	33
Trustees’ fee and expenses	36	26	63	37
Miscellaneous	29	21	51	34

Total expenses	1,111	813	2,002	933
Prime broker interest expense	—	— (1)	—	—
Less expenses reimbursed by investment advisor	(111)	(122)	—	(17)

Net expenses	1,000	691	2,002	916

Net investment income (loss)	280	627	4,764	5,067

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on securities	8,731	15,733	12,933	3,948
Net realized gain (loss) on foreign currency transactions	—	—	8	(61)
Net realized gain (loss) on written options	—	(153)	—	—
Net change in unrealized appreciation (depreciation) on investments	5,945	(3,276)	(20,033)	(10,726)
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	(46)	(18)
Net change in unrealized appreciation (depreciation) on written options	—	(29)	—	—

Net gain (loss) on investments	14,676	12,275	(7,138)	(6,857)

Net increase (decrease) in net assets resulting from operations	$14,956	$12,902	$(2,374)	$(1,790)

(1) Amount is less than $500

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2013 (Unaudited)

(Reported in thousands)

	Premium AlphaSector® Series	Real Estate Securities Series	Small-Cap Growth Series	Small-Cap Value Series	Strategic Allocation Series
Investment Income
Dividends	$86	$1,620	$146	$718	$776
Interest	—	—	—	—	1,193
Foreign taxes withheld	—	—	(3)	—	— (1)

Total investment income	86	1,620	143	718	1,969

Expenses
Investment Advisory fee	40	392	267	551	408
Administration fee	3	40	24	47	56
Distribution and service fees	9	131	78	153	170
Transfer Agent fee and expenses	— (1)	1	1	1	1
Custodian fees	1	1	1	1	4
Printing fees and expenses	1	11	6	12	11
Professional fees	10	23	20	24	29
Trustees’ fee and expenses	1	19	11	23	25
Miscellaneous	1	16	9	18	21

Total expenses	66	634	417	830	725
Prime broker interest expense	—	—	—	—	— (1)
Less expenses reimbursed by investment advisor	(4)	(27)	(43)	(94)	(59)

Net expenses	62	607	374	736	666

Net investment income (loss)	24	1,013	(231)	(18)	1,303

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on securities	(11)	8,775	4,154	2,139	9,478
Net realized gain (loss) on foreign currency transactions	—	—	—	—	(7)
Net realized gain (loss) on written options	—	—	—	—	(90)
Net change in unrealized appreciation (depreciation) on investments	619	(4,757)	6,100	11,062	(4,006)
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	—	—	— (1)
Net change in unrealized appreciation (depreciation) on written options	—	—	—	—	(17)

Net gain (loss) on investments	608	4,018	10,254	13,201	5,358

Net increase (decrease) in net assets resulting from operations	$632	$5,031	$10,023	$13,183	$6,661

(1) Amount is less than $500

See Notes to Financial Statements

THIS PAGE INTENTIONALLY BLANK.

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Capital Growth Series		Growth & Income Series
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$280	$1,341	$627	$1,236
Net realized gain (loss)	8,731	5,000	15,580	13,361
Net change in unrealized appreciation (depreciation)	5,945	19,294	(3,305)	6,349

Increase (decrease) in net assets resulting from operations	14,956	25,635	12,902	20,946

From Distributions to Shareholders
Net investment income, Class A	(452)	(1,129)	(616)	(1,260)
Net investment income, Class I	—	—	—	—
Net realized short-term gains, Class A	—	—	—	—
Net realized short-term gains, Class I	—	—	—	—
Net realized long-term gains, Class A	—	—	—	—
Net realized long-term gains, Class I	—	—	—	—

Decrease in net assets from distributions to shareholders	(452)	(1,129)	(616)	(1,260)

From Share Transactions
Sale of shares
Class A	2,123	3,960	745	1,401
Class I	—	—	—	—
Reinvestment of distributions
Class A	452	1,129	616	1,260
Class I	—	—	—	—
Shares repurchased
Class A	(14,222)	(29,309)	(14,039)	(33,245)
Class I	—	—	—	—

Increase (decrease) in net assets from share transactions	(11,647)	(24,220)	(12,678)	(30,584)

Net increase (decrease) in net assets	2,857	286	(392)	(10,898)

Net Assets
Beginning of period	189,975	189,689	137,385	148,283

End of period	$192,832	$189,975	$136,993	$137,385

Accumulated undistributed net investment income (loss) at end of period	$29	$201	$65	$54

Shares
Sales of shares
Class A	126	254	48	101
Class I	—	—	—	—
Reinvestment of distributions
Class A	27	73	40	92
Class I	—	—	—	—
Shares repurchased
Class A	(846)	(1,881)	(910)	(2,392)
Class I	—	—	—	—

Net Increase/(Decrease)	(693)	(1,554)	(822)	(2,199)

(1)	Amount is less than $500

See Notes to Financial Statements

International Series		Multi-Sector Fixed Income Series		Premium AlphaSector® Series		Real Estate Securities Series
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$4,764	$8,530	$5,067	$11,855	$24	$33	$1,013	$1,094
12,941	8,901	3,887	5,324	(11)	(3)	8,775	10,691
(20,079)	34,278	(10,744)	10,349	619	125	(4,757)	4,887

(2,374)	51,709	(1,790)	27,528	632	155	5,031	16,672

(4,584)	(9,184)	(5,747)	(12,324)	(21)	(35)	(821)	(1,037)
(1)	—	(3)	—	(1)	—	(1)	—
—	—	—	—	—	—	(229)	(587)
—	—	—	—	—	—	— (1)	—
—	—	—	—	—	—	(3,339)	(8,191)
—	—	—	—	—	—	(4)	—

(4,585)	(9,184)	(5,750)	(12,324)	(22)	(35)	(4,394)	(9,815)

2,036	3,317	9,464	28,535	5,592	4,261	2,376	3,450
100	—	100	—	125	—	113	—

4,584	9,184	5,747	12,324	21	35	4,389	9,815
1	—	3	—	1	—	5	—

(27,744)	(48,838)	(29,013)	(49,304)	(1,912)	(708)	(10,262)	(20,837)
—	—	—	—	—	—	—	—

(21,023)	(36,337)	(13,699)	(8,445)	3,827	3,588	(3,379)	(7,572)

(27,982)	6,188	(21,239)	6,759	4,437	3,708	(2,742)	(715)

341,717	335,529	203,775	197,016	4,958	1,250	102,399	103,114

$313,735	$341,717	$182,536	$203,775	$9,395	$4,958	$99,657	$102,399

$1,153	$974	$423	$1,107	$1	$(1)	$560	$369

114	204	949	2,924	486	410	79	120
6	—	10	—	11	—	4	—

276	587	611	1,288	2	3	160	353
—	—	—	—	— (1)	—	—	—

(1,556)	(2,997)	(2,889)	(5,068)	(168)	(68)	(348)	(724)
—	—	—	—	—	—	—	—

(1,160)	(2,206)	(1,319)	(856)	331	345	(105)	(251)

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST SERIES

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Small-Cap Growth Series			Small-Cap Value Series		Strategic Allocation Series
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(231)		$278	$(18)	$2,865	$1,303	$3,055
Net realized gain (loss)	4,154		4,962	2,139	3,265	9,381	11,219
Net change in unrealized appreciation (depreciation)	6,100		1,746	11,062	3,842	(4,023)	3,472

Increase (decrease) in net assets resulting from operations	10,023		6,986	13,183	9,972	6,661	17,746

From Distributions to Shareholders
Net investment income, Class A	(183)		(115)	(380)	(2,762)	(1,582)	(3,202)
Net investment income, Class I	(—	)(1)	—	—	—	—	—

Decrease in net assets from distributions to shareholders	(183)		(115)	(380)	(2,762)	(1,582)	(3,202)

From Share Transactions
Sale of shares
Class A	504		1,439	568	989	411	1,036
Class I	100		—	—	—	—	—
Reinvestment of distributions
Class A	183		115	380	2,762	1,582	3,202
Class I	—		—	—	—	—	—
Shares repurchased
Class A	(6,058)		(13,395)	(10,892)	(22,127)	(10,958)	(21,860)
Class I	—		—	—	—	—	—

Increase (decrease) in net assets from share transactions	(5,271)		(11,841)	(9,944)	(18,376)	(8,965)	(17,622)

Net increase (decrease) in net assets	4,569		(4,970)	2,859	(11,166)	(3,886)	(3,078)

Net Assets
Beginning of period	59,898		64,868	118,741	129,907	135,046	138,124

End of period	$64,467		$59,898	$121,600	$118,741	$131,160	$135,046

Accumulated undistributed net investment income (loss) at end of period	$(219)		$195	$53	$451	$102	$381

Shares
Sales of shares
Class A	29		97	41	79	29	78
Class I	6		—	—	—	—	—
Reinvestment of distributions
Class A	10		7	27	225	114	246
Class I	—		—	—	—	—	—
Shares repurchased
Class A	(351)		(902)	(794)	(1,760)	(773)	(1,654)
Class I	—		—	—	—	—	—

Net Increase/(Decrease)	(306)		(798)	(726)	(1,456)	(630)	(1,330)

(1)	Amount is less than $500

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(4)		Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Capital Growth Series
Class A
1/1/13 to 6/30/13(9)	$15.82	0.02	1.25	1.27	(0.04)	—	(0.04)	1.23	$17.05	8.03	%(7)	$192,832	1.03	%(6)	1.14	%(6)	0.29	%(6)	23	%(7)
1/1/12 to 12/31/12	13.99	0.11	1.81	1.92	(0.09)	—	(0.09)	1.83	15.82	13.76		189,975	0.96	(8)	1.13		0.68		16
1/1/11 to 12/31/11	14.67	0.01	(0.68)	(0.67)	(0.01)	—	(0.01)	(0.68)	13.99	(4.60)		189,689	0.95		1.15		0.04		127
1/1/10 to 12/31/10	12.83	0.05	1.85	1.90	(0.06)	—	(0.06)	1.84	14.67	14.88		228,109	0.95		1.05		0.36		166
1/1/09 to 12/31/09	9.95	0.09	2.89	2.98	(0.10)	—	(0.10)	2.88	12.83	29.93		236,409	0.95		1.07		0.85		107
1/1/08 to 12/31/08	16.81	0.01	(6.87)	(6.86)	— (2)	—	— (2)	(6.86)	9.95	(40.78)		203,188	0.94		0.94		0.08		164
Growth & Income Series
Class A
1/1/13 to 6/30/13(9)	$14.23	0.07	1.28	1.35	(0.07)	—	(0.07)	1.28	$15.51	9.49	%(7)	$136,993	0.98	%(6)	1.15	%(6)	0.89	%(6)	35	%(7)
1/1/12 to 12/31/12	12.51	0.12	1.73	1.85	(0.13)	—	(0.13)	1.72	14.23	14.77		137,385	0.91	(8)	1.14		0.83		73
1/1/11 to 12/31/11	12.82	0.09	(0.30)	(0.21)	(0.10)	—	(0.10)	(0.31)	12.51	(1.66)		148,283	0.90		1.16		0.69		36
1/1/10 to 12/31/10	11.49	0.11	1.34	1.45	(0.12)	—	(0.12)	1.33	12.82	12.83		189,361	0.90		1.07		0.98		39
1/1/09 to 12/31/09	9.45	0.13	2.07	2.20	(0.16)	—	(0.16)	2.04	11.49	23.50		90,300	0.94		1.11		1.35		109
1/1/08 to 12/31/08	14.94	0.19	(5.35)	(5.16)	(0.17)	(0.16)	(0.33)	(5.49)	9.45	(34.93)		85,111	0.85		0.99		1.51		56
International Series
Class A
1/1/13 to 6/30/13(9)	$17.30	0.25	(0.43)	(0.18)	(0.25)	—	(0.25)	(0.43)	$16.87	(1.02	)%(7)	$313,642	1.19	%(6)(10)	1.19	%(6)	2.84	%(6)	8	%(7)
1/1/12 to 12/31/12	15.28	0.41	2.06	2.47	(0.45)	—	(0.45)	2.02	17.30	16.52		341,717	1.06	(8)	1.18		2.53		13
1/1/11 to 12/31/11	16.45	0.47	(1.21)	(0.74)	(0.43)	—	(0.43)	(1.17)	15.28	(4.57)		335,529	1.03		1.19		2.91		17
1/1/10 to 12/31/10	14.86	0.35	1.61	1.96	(0.37)	—	(0.37)	1.59	16.45	13.47		403,607	1.03		1.08		2.36		24
1/1/09 to 12/31/09	10.95	0.31	4.01	4.32	(0.41)	—	(0.41)	3.91	14.86	39.87		421,706	1.03		1.08		2.55		26
1/1/08 to 12/31/08	19.14	0.40	(7.57)	(7.17)	(0.31)	(0.71)	(1.02)	(8.19)	10.95	(38.98)		319,937	1.00		1.00		2.56		33
Class I
5/1/13(5) to 6/30/13(9)	$18.40	0.07	(1.34)	(1.27)	(0.27)	—	(0.27)	(1.54)	$16.86	(7.22	)%(7)	$93	0.92	%(6)(10)	0.92	%(6)	2.21	%(6)	8	%(7)
Multi-Sector Fixed Income Series
Class A
1/1/13 to 6/30/13(9)	$9.88	0.26	(0.37)	(0.11)	(0.31)	—	(0.31)	(0.42)	$9.46	(1.09	)%(7)	$182,440	0.94	%(6)	0.96	%(6)	5.20	%(6)	35	%(7)
1/1/12 to 12/31/12	9.18	0.58	0.74	1.32	(0.62)	—	(0.62)	0.70	9.88	14.69		203,775	0.78	(8)	0.94		5.94		85
1/1/11 to 12/31/11	9.55	0.63	(0.34)	0.29	(0.66)	—	(0.66)	(0.37)	9.18	2.99		197,016	0.75		0.97		6.50		39
1/1/10 to 12/31/10	8.98	0.61	0.65	1.26	(0.69)	—	(0.69)	0.57	9.55	14.36		227,860	0.75		0.85		6.48		56
1/1/09 to 12/31/09	6.86	0.57	2.15	2.72	(0.60)	—	(0.60)	2.12	8.98	40.13		206,107	0.75		0.84		7.06		72
1/1/08 to 12/31/08	9.09	0.57	(2.15)	(1.58)	(0.65)	—	(0.65)	(2.23)	6.86	(17.93)		172,901	0.75		0.76		6.69		72
Class I
5/1/13(5) to 6/30/13(9)	$10.19	0.09	(0.51)	(0.42)	(0.32)	—	(0.32)	(0.74)	$9.45	(4.26	)%(7)	$96	0.69	%(6)	0.69	%(6)	5.42	%(6)	35	%(7)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(4)		Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Premium AlphaSector® Series
Class A
1/1/13 to 6/30/13(9)	$10.41	0.03	1.23	1.26	(0.03)	—	(0.03)	1.23	$11.64	12.08	%(7)	$9,271	1.70	%(6)	1.80	%(6)	0.61	%(6)	45	%(7)
1/1/12 to 12/31/12	9.49	0.15	0.86	1.01	(0.09)	—	(0.09)	0.92	10.41	10.69		4,958	1.70		2.07		1.50		272
2/14/11(5) to 12/31/11	10.00	0.08	(0.52)	(0.44)	(0.07)	—	(0.07)	(0.51)	9.49	(4.47	)(7)	1,250	1.70	(6)	7.31	(6)	0.98	(6)	249	(7)
Class I
5/1/13(5) to 6/30/13(9)	$11.69	0.04	(0.05)	(0.01)	(0.04)	—	(0.04)	(0.05)	$11.64	(0.26	)%(7)	$124	1.45	%(6)	1.45	%(6)	2.10	%(6)	45	%(7)
Real Estate Securities Series
Class A
1/1/13 to 6/30/13(9)	$27.78	0.28	1.04	1.32	(0.24)	(1.04)	(1.28)	0.04	$27.82	4.82	%(7)	$99,551	1.16	%(6)	1.21	%(6)	1.94	%(6)	14	%(7)
1/1/12 to 12/31/12	26.18	0.30	4.10	4.40	(0.29)	(2.51)	(2.80)	1.60	27.78	16.98		102,399	1.11	(8)	1.20		1.03		18
1/1/11 to 12/31/11	25.43	0.24	2.25	2.49	(0.19)	(1.55)	(1.74)	0.75	26.18	9.87		103,114	1.10		1.22		0.90		22
1/1/10 to 12/31/10	20.25	0.28	5.35	5.63	(0.45)	—	(0.45)	5.18	25.43	28.00		110,769	1.10		1.11		1.23		36
1/1/09 to 12/31/09	16.26	0.44	4.12	4.56	(0.57)	—	(0.57)	3.99	20.25	29.11		112,750	1.10		1.11		2.80		43
1/1/08 to 12/31/08	26.82	0.56	(10.17)	(9.61)	(0.37)	(0.58)	(0.95)	(10.56)	16.26	(36.88)		86,199	1.01		1.01		2.33		42
Class I
5/1/13(5) to 6/30/13(9)	$30.96	0.16	(2.00)	(1.84)	(0.28)	(1.04)	(1.32)	(3.16)	$27.80	(7.06	)%(7)	$106	0.91	%(6)	0.93	%(6)	3.17	%(6)	14	%(7)
Small-Cap Growth Series
Class A
1/1/13 to 6/30/13(9)	$15.66	(0.06)	2.77	2.71	(0.05)	—	(0.05)	2.66	$18.32	17.32	%(7)	$64,361	1.19	%(6)	1.33	%(6)	(0.74	)%(6)	8	%(7)
1/1/12 to 12/31/12	14.03	0.07	1.59	1.66	(0.03)	—	(0.03)	1.63	15.66	11.81		59,898	1.07	(8)	1.32		0.44		16
1/1/11 to 12/31/11	13.24	(0.02)	2.23	2.21	—	(1.42)	(1.42)	0.79	14.03	16.59		64,868	1.05		1.35		(0.15)		35
1/1/10 to 12/31/10	11.66	(0.07)	1.65	1.58	—	—	—	1.58	13.24	13.53		68,463	1.05		1.33		(0.55)		179
1/1/09 to 12/31/09	9.53	(0.08)	2.21	2.13	—	—	—	2.13	11.66	22.39		26,310	1.05		1.41		(0.83)		262
1/1/08 to 12/31/08	17.85	(0.10)	(7.76)	(7.86)	—	(0.46)	(0.46)	(8.32)	9.53	(44.92)		25,716	1.00		1.20		(0.75)		177
Class I
5/1/13(5) to 6/30/13(9)	$17.29		1.09	1.09	(0.05)	—	(0.05)	1.04	$18.33	5.59	%(7)	$106	0.94	%(6)	1.05	%(6)	(0.06	)%(6)	8	%(7)
Small-Cap Value Series
Class A
1/1/13 to 6/30/13(9)	$12.66	— (2)	1.43	1.43	(0.04)	—	(0.04)	1.39	$14.05	11.33	%(7)	$121,600	1.20	%(6)	1.35	%(6)	(0.03	)%(6)	1	%(7)
1/1/12 to 12/31/12	11.99	0.29	0.67	0.96	(0.29)	—	(0.29)	0.67	12.66	8.13		118,741	1.29	(8)	1.34		2.29		17
1/1/11 to 12/31/11	12.33	0.12	0.48	0.60	(0.10)	(0.84)	(0.94)	(0.34)	11.99	4.54		129,907	1.30		1.36		0.95		22
1/1/10 to 12/31/10	10.55	0.15	1.69	1.84	(0.06)	—	(0.06)	1.78	12.33	17.40		151,281	1.30		1.41		1.34		69
1/1/09 to 12/31/09	8.77	0.01	1.81	1.82	(0.04)	—	(0.04)	1.78	10.55	20.90		38,421	1.30		1.51		0.14		153
1/1/08 to 12/31/08	14.46	0.04	(5.42)	(5.38)	(0.01)	(0.30)	(0.31)	(5.69)	8.77	(37.91)		38,012	1.30		1.38		0.33		50

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(4)		Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Strategic Allocation Series
Class A
1/1/13 to 6/30/13(9)	$13.48	0.13	0.53	0.66	(0.17)	—	(0.17)	0.49	$13.97	4.90	%(7)	$131,160	0.98	%(6)	1.07	%(6)	1.92	%(6)	32	%(7)
1/1/12 to 12/31/12	12.17	0.29	1.33	1.62	(0.31)	—	(0.31)	1.31	13.48	13.42		135,046	0.87	(8)	1.05		2.18		72
1/1/11 to 12/31/11	12.22	0.30	(0.06)	0.24	(0.29)	—	(0.29)	(0.05)	12.17	1.91		138,124	0.85		1.07		2.39		43
1/1/10 to 12/31/10	11.11	0.30	1.14	1.44	(0.33)	—	(0.33)	1.11	12.22	13.20		158,322	0.85		0.96		2.61		42
1/1/09 to 12/31/09	9.25	0.29	1.94	2.23	(0.37)	—	(0.37)	1.86	11.11	24.51		170,247	0.85		0.95		2.98		89
1/1/08 to 12/31/08	12.95	0.37	(3.60)	(3.23)	(0.35)	(0.12)	(0.47)	(3.70)	9.25	(25.45)		163,271	0.85		0.87		3.19		50

Footnote Legend:

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	Each Series will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(5)	Inception date
(6)	Annualized
(7)	Not Annualized
(8)	Blended net expense ratio. See Note 3C in the Notes to Financial Statements.
(9)	Unaudited
(10)	Series is currently under its expense limitation.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

Note 1—Organization

Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It was formed on February 18, 1986 as a Massachusetts business trust, commenced operations on December 5, 1986 and was reorganized as a Delaware statutory trust on February 14, 2011.

The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report the Trust is comprised of nine series (each a “Series”), each having a distinct investment objective as outlined below.

Series Name	Each Series Seeks to Provide
Capital Growth Series	Long-term growth of capital
Growth and Income Series	Capital appreciation and current income
International Series	High total return consistent with reasonable risk
Multi-Sector Fixed Income Series	Long-term total return
Premium AlphaSector® Series	Long-term capital appreciation
Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis
Small-Cap Growth Series	Long-term capital growth
Small-Cap Value Series	Long-term capital appreciation
Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk

Each Series offers Class A shares. As of May 1, 2013, the International Series, Multi-Sector Fixed Income Series, Premium AlphaSector® Series, Real Estate Securities Series and Small-Cap Growth Series also offer Class I shares.

Note 2—Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Series, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer and two other appropriate investment professionals of the Virtus Product Management Team who previously have been identified to the Board. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Series utilizes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) (generally 4 p.m. Eastern time, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases a Series fair values non-U.S. securities using an external pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts and equity-linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain non-U.S. securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from such investments, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Series is treated as a separate taxable entity. It is the intention of each Series in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Series may be subject to non-U.S. taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

As of June 30, 2013, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2009 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, non-U.S. currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series/fund, except where allocation of direct expense to each Series/fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

Certain Series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, the Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

The Series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Series purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

As of the date of this report the Series held only assignment loans.

H.	Derivative Financial Instruments

Enhanced disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhancing disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by certain Series.

Options Contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Series may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if a Series anticipates a significant market or market sector advance. The Series are subject to equity price risk in the normal course of pursuing their investment objectives. A Series may use options contracts to hedge against changes in the values of equities.

When a Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. The holdings of a Series designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value ” on the Statement of Assets and Liabilities. Options written are reported as a liability within “Written call options at value” on the Statement of Assets and Liabilities. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options” in the Statement of Operations.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing call options is that a Series gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that a Series may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that a Series pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

I.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (“VIA,” or the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.

As compensation for its service to the Series, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	Rate for First $250,000,000	Rate for Next $250,000,000	Rate for Excess Over $500,000,000
Capital Growth Series	0.70%	0.65%	0.60%
Growth & Income Series	0.70	0.65	0.60
International Series	0.75	0.70	0.65
Multi-Sector Fixed Income Series	0.50	0.45	0.40
Strategic Allocation Series	0.60	0.55	0.50

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

Series	Rate for First $1 Billion	Rate for Next $1 Billion	Rate Over $2 Billion
Real Estate Securities Series	0.75%	0.70%	0.65%

		Rate
Premium AlphaSector® Series		1.10%
Small-Cap Growth Series		0.85
Small-Cap Value Series		0.90

B.	Subadvisers

The subadvisers manage the investments of each Series, for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve is as follows:

Series	Subadviser
Capital Growth Series	Kayne Anderson Rudnick Investment Management LLC (“Kayne”)*
Growth & Income Series	Euclid Advisors LLC (“Euclid”)*
International Series	Aberdeen Asset Management, Inc.
Multi-Sector Fixed Income Series	Newfleet Asset Management, LLC (“Newfleet”)*
Premium AlphaSector® Series	F-Squared Institutional Advisors, LLC and Euclid*

Series	Subadviser
Real Estate Securities Series	Duff & Phelps Investment Management Co.*

Small-Cap Growth Series	Kayne*

Small-Cap Value Series	Kayne*

Strategic Allocation Series: Equity Portfolio Fixed Income Portfolio	Euclid* Newfleet*

*	Affiliate of the Adviser.

C.	Expense Limits

Effective November 6, 2012, VIA has contractually agreed to limit total operating expenses of certain Series of the Trust through April 30, 2014††, (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed the following percentages of average net assets:

	Maximum Total Operating Expenses
	Class A	Class I*
Capital Growth Series	1.03%	—
Growth & Income Series	0.98	—
International Series	1.23	0.98%
Multi-Sector Fixed Income Series	0.94	0.69
Premium AlphaSector® Series	1.70	1.45
Real Estate Securities Series	1.16	0.91
Small-Cap Growth Series	1.19	0.94
Small-Cap Value Series	1.20	—
Strategic Allocation Series	0.98	—

*	The inception date for Class I is May 1, 2013
††	For Premium AlphaSector® Series, the contractual expiration date was April 30, 2012. The Adviser has voluntarily agreed to continue this limit on the Series’ expenses. The Adviser may discontinue the voluntary expense cap at any time.

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration Date
	2013	2014	2015	Total
Capital Growth Series	$52	$423	$334	$809
Growth & Income Series	61	449	335	845
International Series	73	613	407	1,093
Multi-Sector Fixed Income Series	50	466	327	843
Premium AlphaSector® Series	0	49	8	57
Real Estate Securities Series	9	133	95	237
Small-Cap Growth Series	27	205	155	387
Small-Cap Value Series	5	91	69	165
Strategic Allocation Series	37	330	253	620

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

E.	Administrator and Distributor

Effective January 1, 2013, with the approval of the Board, VP Distributors LLC (“VP Distributors”), the Trust’s former administrator, assigned its rights and obligations under the Administration Agreement to Virtus Fund Services, LLC. an indirect wholly-owned subsidiary of Virtus.

For the period ended June 30, 2013, the Series incurred administration fees, totaling $501, which are included in the Statement of Operations. A portion of these fees was paid to an outside entity that also provides services to the Series.

VP Distributors serves as the distributor for all the Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of Class A shares. Class I shares are not subject to a 12b-1 plan. For the period ended June 30, 2013, the Series incurred distribution fees totaling $1,624, which is included in the Statement of Operations. A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners.

F.	Affiliated Accounts

At June 30, 2013, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Series which may be redeemed at any time that aggregate the following:

	Shares	Aggregate Net Asset Value
International Series
Class I	10,131	$96
Premium AlphaSector® Series
Class A	101,818	1,185
Class I	8,569	100
Real Estate Securities Series
Class I	5,503	93
Small-Cap Growth Series
Class I	5,760	106

G.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds or variable annuities selected by the Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2013.

Note 4—Purchases and Sales of Securities

($ reported in thousands except as noted)

Purchases and sales of securities (excluding U.S. Government and agency securities, short-term investments, and written options) during the period ended June 30, 2013, were as follows:

	Purchases	Sales
Capital Growth Series	$44,002	$55,849
Growth and Income Series	48,743	62,571
International Series	25,639	47,988
Multi-Sector Fixed Income Series	67,607	84,700
Premium AlphaSector® Series	6,964	3,257
Real Estate Securities Series	14,942	21,884
Small-Cap Growth Series	5,135	13,427
Small-Cap Value Series	1,588	8,070
Strategic Allocation Series	40,811	49,049

Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2013, were as follows:

	Purchases	Sales
Strategic Allocation Series	$1,933	$3,593

Note 5—Derivative Transactions

($ reported in thousands)

Certain Series invested in derivative instruments during the reporting period through the form of written covered call options. The primary type of risk associated with these options is equity price risk. The Growth & Income Series and Strategic Allocation Series invest in written covered call options contracts in an attempt to manage such risk and with the purpose of generating realized gains.

For additional information on the written covered call options in which each Series was invested, at the period ended June 30, 2013, refer to the Schedule of Investments and Note 2H.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

Written options transactions, during the period ended June 30, 2013, were as follows:

	Growth & Income Series		Strategic Allocation Series
Call options	Number of Contracts	Premium Received	Number of Contracts	Premium Received
Options outstanding at December 31, 2012	1,002	$126	584	$74
Options written	415	61	240	36
Options closed	(1,087)	(157)	(634)	(92)
Options expired	(330)	(30)	(190)	(18)
Options exercised	—	—	—	—

Options outstanding at June 30, 2013	—	$—	—	$—

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of June 30, 2013:

Statements of Assets and Liabilities
	Growth & Income Series		Strategic Allocation Series
Assets: None	$		$

Liabilities: Written call options at value		—		—

Net asset (liability) balance		$—		$—

Statements of Operations
	Growth & Income Series	Strategic Allocation Series
Net realized gain (loss) on written options	$(153)	$(90)

Net change in unrealized appreciation (depreciation) on written options	(29)	(17)

Total net realized and unrealized gain (loss)	$(182)	$(107)

For the period ended June 30, 2013, the Series’ average volume of derivative activities is as follows:

The average daily premiums received from written options
Growth and Income Series	$(48)
Strategic Allocation Series	(28)

Note 6—Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.

At June 30, 2013, the Series below held securities in specific sectors as detailed below:

Series	Sector	Percentage of Total Investments
Capital Growth Series	Information Technology	28%
Small-Cap Growth Series	Information Technology	36
Small-Cap Value Series	Information Technology	28

Note 7—Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment; whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price; the extent of market making activity in the investment; and the nature of the market for investment. Illiquid securities are noted as such within each Series’ Schedule of Investments where applicable.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

Restricted securities are not registered under the Securities Act of 1933, as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2013, the Trust did not hold illiquid and restricted securities.

Each Series will bear any costs, including those involved in registration under the Securities Act of 1933, as amended, in connection with the disposition of such securities.

Note 8—Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition in the normal course of business, the Series enter into contracts that provide a variety of indemnifications to other parties. The Series’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Series and that have not occurred. However, the Series have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 9—Manager of Managers

The Trust and VIA have each received an exemptive order from the SEC that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

Note 10—Mixed and Shared Funding

Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.

Note 11—Federal Income Tax Information

($ reported in thousands except as noted)

At June 30, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Growth Series	$153,211	$41,002	$(1,146)	$39,856
Growth and Income Series	108,423	29,789	(2,587)	27,202
International Series	220,651	102,455	(9,875)	92,580
Multi-Sector Fixed Income Series	177,867	6,293	(4,914)	1,379
Premium AlphaSector® Series	8,319	692	—	692
Real Estate Securities Series	56,384	43,228	(191)	43,037
Small-Cap Growth Series	49,113	15,655	(846)	14,809
Small-Cap Value Series	98,202	26,910	(3,379)	23,531
Strategic Allocation Series	113,756	18,919	(2,385)	16,534

The following Series have capital loss carryovers, which may be used to offset future capital gains, as follows:

	Expiration Year
Series	2016	2017	No Expiration	Total
Capital Growth Series	$45,874	$26,333	$—	$72,207
Growth & Income Series	5,121	3,864	—	8,985
International Series	—	36,249	—	36,249
Multi-Sector Fixed Income Series	—	6,407	—	6,407
Premium AlphaSector® Series	—	—	56	56
Small-Cap Growth Series	6,611	—	—	6,611
Small-Cap Value Series	16,964	—	—	16,964
Strategic Allocation Series	—	2,307	—	2,307

The Trust may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryovers. The Growth & Income Series, the Small-Cap Growth Series and the Small-Cap Value Series amounts include losses acquired in connection with mergers. Utilization of this capital loss carryover is subject to annual limits.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2013 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 12—Recent Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Note 13—Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS VARIABLE INSURANCE TRUST

100 Pearl Street

Hartford, CT 06103-4506

Trustees

George R. Aylward

Thomas J. Brown

Roger A. Gelfenbien

Eunice S. Groark

John R. Mallin

Hassell H. McClellan

Philip R. McLoughlin

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

Mark S. Flynn, Executive Vice President, Anti-Money Laundering Compliance Officer and Assistant Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581-1722

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services1-800-367-5877

Web siteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

For more information about Virtus Variable Insurance Trust, please contact us at 1-800-367-5877 or Virtus.com.

8508	08-13

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    09/06/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    09/06/13

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date    09/06/13

* Print the name and title of each signing officer under his or her signature.